Registration No. 333-47106
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           POST-EFFECTIVE AMENDMENT NO. 1
                                            TO
                                        FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A. Valley Forge Life Insurance Company Variable Life Separate Account (Exact Name of Trust)

B.  Valley Forge Life Insurance Company
    (Name  of  Depositor)

C.  CNA Plaza, 43 South
    Chicago, Illinois 60685
    (Complete  address  of  depositor's  principal  executive  offices)

D.  Name  and  complete  address  of  agent  for  service:

    Jonathan D. Kantor
    Senior Vice President, General Counsel and Secretary
    Valley Forge Life Insurance Company
    CNA Plaza, 43 South
    Chicago, Illinois 60685

    Copies  to:

    Judith A. Hasenauer
    Blazzard, Grodd & Hasenauer, P.C.
    4401 West Tradewinds Avenue
    Suite 207
    Fort Lauderdale, Florida 33308
    (954) 771-6667

E.  Modified Single Premium Variable Life Insurance Policies and
    Modified Single Premium Variable Last to Die Life Insurance Policies (Title and amount of securities being registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

    Continuous  offering

G.  Amount  of  Filing  Fee:  Not  Applicable

H.  Approximate date of proposed public offering:

    As soon as practicable after the effective date of this filing.


It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

   ____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item   Caption in Prospectus
------------  ------------------------------
1(a)          Other Information
 (b)          The Variable Life Insurance Policies

2             The Company

3             Not Applicable

4             Other Information

5             Other Information

6(a)          Not Applicable
 (b)          Not Applicable

7             Not Applicable

8             Not Applicable

9             Legal Proceedings

10            Purchases; Investment Choices; Access to Your Money

11            Investment Choices

12            Investment Choices

13            Expenses

14            Purchases

15            Purchases

16            Purchases; Investment Choices

17            Access to Your Money

18            Access to Your Money

19            Reports to Owners

20            Not Applicable

21            Access to Your Money

22            Not Applicable

23            Not Applicable

24            Other Information

25            The Company

26            Expenses

27            The Company

28            Executive Officers and Directors

29            The Company

30            The Company

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            Other Information

36            Not Applicable

37            Not Applicable

38            Other Information

39            Other Information

40            Not Applicable

41            Not Applicable

42            Not Applicable

43            Not Applicable

44            Purchases

45            Investment Choices; Other Information

46            Purchases; Access to Your Money

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            Not Applicable

51            Other Information; Purchases; The Company; The Variable
              Life Insurance Policies

52            Investment Choices

53            Other Information

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements

        MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                       AND
             MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LAST TO DIE
                              LIFE INSURANCE POLICY
                                    ISSUED BY
       VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                                       AND
                       VALLEY FORGE LIFE INSURANCE COMPANY

     This prospectus describes the Modified Single Premium Variable and Fixed Life Insurance Policy and the Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy that we (Valley Forge Life Insurance Company) are offering.

     The policies are variable benefit policies. We have designed the policies for use in estate and retirement planning and other insurance needs of individuals.

     You, the policyowner, have a number of investment choices in the policy you purchase. These investment choices include fixed account options as well as several investment options listed below. When you buy a policy and allocate funds to the investment options you are subject to investment risk. This means that the value of your policy may increase or decrease depending upon the investment performance of the investment option(s) you select. Under some circumstances, the death benefit and the duration of your policy (how long a policy will remain in force) will also increase or decrease depending upon investment performance.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Modified Single Premium Variable and Fixed Life Insurance Policy and Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

     The policies:

     -  are not bank deposits;

     -  are not federally insured;

     -  are not endorsed by any bank or government agency.

     The policies are subject to investment risk. You may be subject to loss of principal.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH WE ARE NOT AUTHORIZED TO SELL THE POLICIES. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                         Date: May 1, 2001


                               INVESTMENT OPTIONS

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

--  Federated High Income Bond Fund II

--  Federated Prime Money Fund II

--  Federated Utility Fund II

THE ALGER AMERICAN FUND Advised by Fred Alger Management, Inc.

--  Alger American Growth Portfolio

--  Alger American MidCap Growth Portfolio

--  Alger American Small Capitalization Portfolio

--  Alger American Leveraged AllCap Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class

Advised by Fidelity Management & Research Company

--  Fidelity VIP II Asset Manager Portfolio

--  Fidelity VIP II Contrafund(R) Portfolio

--  Fidelity VIP Equity-Income Portfolio

--  Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised By MFS Investment Management

--  MFS Emerging Growth Series

--  MFS Investors Trust Series

--  MFS Research Series

--  MFS Total Return Series

JANUS ASPEN SERIES, Service Shares
Advised by Janus Capital Corporation

--  Janus Aspen Series Capital Appreciation Portfolio

--  Janus Aspen Series Growth Portfolio

--  Janus Aspen Series Balanced Portfolio

--  Janus Aspen Series Flexible Income Portfolio

--  Janus Aspen Series International Growth Portfolio

--  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares Advised by Alliance Capital Management, L.P.

--  Alliance Premier Growth Portfolio

--  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

--  American Century VP Income & Growth Fund

--  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares

--  Templeton Developing Markets Securities Fund
    Advised by Templeton Asset Management Ltd.

--  Templeton Asset Strategy Fund
    Advised by Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

--  Lazard Retirement Equity Portfolio

--  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

--  Morgan Stanley International Magnum Portfolio

--  Morgan Stanley Emerging Markets Equity Portfolio

                                TABLE OF CONTENTS

                                                                PAGE
                                                                ----
HIGHLIGHTS..................................................
THE COMPANY.................................................
THE VARIABLE LIFE INSURANCE POLICIES........................
EXPENSES....................................................
PURCHASES...................................................
INVESTMENT CHOICES..........................................
DEATH BENEFIT...............................................
TAXES.......................................................
ACCESS TO YOUR MONEY........................................
OTHER INFORMATION...........................................
MORE INFORMATION............................................
  Executive Officers and Directors..........................
  Voting....................................................
  Disregard of Voting Instructions..........................
  Legal Opinions............................................
  Our Right to Contest......................................
  Federal Tax Status........................................
  Reports to Owners.........................................
  Legal Proceedings.........................................





  Experts...................................................
  Financial Statements......................................
APPENDIX A -- Illustrations of Policy Values................
APPENDIX B -- Rates of Return...............................

                             INDEX OF SPECIAL TERMS

     This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policies, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition below. For the remainder, we believe that you will find an adequate discussion in the text. We have identified these terms and provided you with a page number that indicates where you will find the explanation for the word or term. The word or term on the page is in italics.

     DEATH PROCEEDS: The amount of money payable to the beneficiary if the insured (or the last insured) dies while a policy is in force.

     DEBT: Any amount you owe us as the result of a policy loan. This includes any accrued loan interest.

     GENERAL ACCOUNT: Our assets other than those allocated to the Variable Account or any other separate account.

     INVESTMENT OPTION: An investment choice within the Valley Forge Life Insurance Company Variable Life Separate Account available under the policies.

     POLICY LOAN ACCOUNT: That portion of the cash value resulting from a policy loan.

     RIDERS:  An endorsement that is incorporated into your policy.

     SPECIFIED AMOUNT: A dollar amount used to determine the death benefit of your policy. This amount is chosen by you.

                                                             PAGE
                                                              ----
Beneficiary, Contingent Beneficiary.........................
Business Day................................................
Cash Value, Net Cash Value, Cash Surrender Value............
Fixed Account I, Fixed Account II...........................
Insured.....................................................
Last Insured................................................
Monthly Date................................................
Owner, Joint Owner, Contingent Owner........................





Policy Year, Policy Anniversary.............................
Policy Date.................................................

                                   HIGHLIGHTS

THE VARIABLE LIFE INSURANCE POLICIES

     The variable life insurance policies are contracts between you, the owner, and us, an insurance company. The Modified Single Premium Variable and Fixed Life Insurance Policy described in this prospectus provides for life insurance coverage on the named insured. If you purchase the Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy (Last to Die Policy) described in this prospectus there will be two persons insured and the death benefit will be paid once the last insured dies. Both policies have cash values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance, and are nearly identical except for the fact that there are two lives insured in the last to die version. Since the policies are variable life insurance policies, the value of your policy will increase or decrease depending upon the investment experience of the investment option(s) you choose. Under current tax laws, the death benefit associated with the policies are distributed free from federal income taxes to the named beneficiary. However, estate taxes may apply. We will issue the policies as an individual policy in most states, and as a certificate under a group life insurance policy in other states.

EXPENSES

     The policies have both insurance and investment features, and there are costs related to each that reduce the return on your investment. We deduct:

          - an expense charge daily from amounts allocated to the investment options;
          - a monthly deduction from the policies for the cost of insurance;
          - daily investment option charges which apply to the average daily value of the investment options.

     We may assess a surrender charge if you take out money from your policy. If you make more than 12 transfers in any policy year, unless the transfer is pre-scheduled, we will charge a transfer processing fee.

     Upon the insured's 95th birthday, we will no longer deduct the monthly deduction. If the policy is a Last to Die Policy, we will not deduct the insurance related charges after the younger insured's 95th birthday. There are also fees and expenses which are deducted from the assets of the investment options.

PURCHASES

     You purchase a policy by completing the proper forms. In some circumstances, we may contact you for additional information regarding the insured(s). We may require the insured(s) to provide us with medical records, physicians' statements or a complete paramedical examination.

     The policies are purchased with a single premium. Under certain conditions, you can make additional premium payments. Your registered representative can help you fill out the proper forms.

INVESTMENT CHOICES

     You can put your money in any of the fixed account options and/or in any of the investment options. Currently, you may invest in all investment choices at any one time. However, we reserve the right to limit this in the future.

DEATH BENEFIT

     The amount of the death benefit depends on:

          - the specified amount of insurance of your policy; - any debt that you may have; - any due and unpaid monthly deductions that are incurred as a result of your policy entering into a grace period; and - under some circumstances, your cash value.

TAXES

     Your earnings are not taxed until you take them out. In most cases, your policy will be a Modified Endowment Contract (MEC) unless it was exchanged for a contract issued before June 21, 1988. Any distribution taken out of a MEC is considered to come from earnings first and as such is taxed as income. Also, if you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings withdrawn. Loans from a MEC policy are considered distributions.

     Death proceeds are paid to your beneficiary income tax free under current tax law. However, estate taxes may apply.

ACCESS TO YOUR MONEY

     You can make a total surrender of your policy at any time and we will pay you the net cash value. You may make a partial surrender at any time after the end of your first policy year. When you make a total or partial surrender, a surrender charge may be assessed.

     You can also borrow some of your net cash value.

OTHER INFORMATION

     FREE LOOK. You can cancel the policy within 10 days after you receive it (or whatever period is required in your state). We will refund an amount equal to the cash value plus fees or charges deducted from the single premium payment less any debt (or we will refund an amount equal to all premiums paid, less any debt, if required in your state).

     ADDITIONAL FEATURES.  The following additional features are offered:

          - You can arrange to have a regular amount of money automatically transferred from the dollar cost averaging account to selected investment options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.
          - You can arrange to have us automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations. We call this feature the automatic transfer option.
          - If the insured becomes terminally ill, we will pay you a portion of the death benefit if requested to do so. We call this feature the accelerated death benefit rider.

     These features may not be available in your state and may not be suitable for your particular situation.

INQUIRIES

     If you need more information about buying a policy, please contact us at:

        Valley Forge Life Insurance Company
        Investment Products
        100 CNA Drive
        Nashville, TN 37214
        (800) 262-1755

                                   THE COMPANY

Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

                      THE VARIABLE LIFE INSURANCE POLICIES


     The variable life insurance policies as offered by this prospectus are contracts of insurance between you, the owner, and us, an insurance company. The policies described in this prospectus are modified single premium variable life insurance policies. The policies are designed to be purchased with a single premium payment.

     The policies are "variable" because the cash value, when allocated to the investment options, may increase or decrease depending upon the investment results of the selected investment options. Under certain circumstances, the death benefit and the duration of your policy may also vary. The death benefit may vary because investment performance of the selected investment options may be sufficient to result in the death benefit being greater than the specified amount.

     While your policy is in force, you can surrender the policy for all, or after the first policy year, part of its net cash value. You may also obtain a policy loan using the policy as security and by properly assigning it to us.

     To the extent you select any of the investment options, you bear the investment risk. If your net cash value is insufficient to pay the monthly deductions, your policy may terminate.

     Under most circumstances, the policies will be purchased by the payment of a single premium. Under certain circumstances additional premiums can be paid.

     Because the policies are like traditional and universal life insurance, they provide a death benefit which is paid to your named beneficiary. The proceeds from the death benefit should be excludable from the gross income of the beneficiary, however estate taxes may apply. The income tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from your policy or make a total or partial surrender.

     The policies are considered to be Modified Endowment Contracts (MEC) as that term is used in the Internal Revenue Code. Proceeds (which include full and partial surrenders and loans) taken out of a MEC are considered to come from earnings first and are included in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

     We will issue the policy as an individual policy in most states, and as a certificate under a group life insurance policy in other states. As used in this prospectus, the term policy refers to either the individual life policy or to the certificate issued under a group life policy.

     There are two versions of the policy offered: a single life version and a last to die version (which covers two lives). Unless otherwise indicated any discussion applies equally to both versions of the policy.

PURCHASING CONSIDERATIONS

     The policies are designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investments in the investment options. The policies offer the following to individuals:

          - create or conserve one's estate; - supplement retirement income; and
          - access to funds through loans and surrenders.

     If you currently own a variable life insurance policy on the life of the insured(s), you should consider whether the purchase of one of the policies described in this prospectus is appropriate. Replacement of an existing policy with one of the policies described in this prospectus may not be advantageous to your situation.

                                    EXPENSES

     There are charges and other expenses associated with the policies that reduce the return on your investment in a policy. The charges and expenses are described below.

MONTHLY DEDUCTION

     Each monthly date, we will make certain deductions from the cash value of your policy. The monthly deduction is for the cost of insurance for the following month. The first monthly deduction will be determined as of the policy date.

     We determine the monthly cost of insurance rate each year as of the policy anniversary. The rate will be charged for the next policy year. The monthly cost of insurance rate will not exceed the maximum guaranteed monthly cost of insurance rate shown on the policy schedule of your policy.

     The monthly cost of insurance is determined as (1) times (2) where:

        (1) is the net amount at risk which is equal to the base policy death benefit divided by the monthly equivalent of the guaranteed interest rate (currently 4%), minus the policy's cash value before charges, all divided by $1000; and

        (2) is the monthly cost of insurance rate per $1,000 of coverage on the monthly date.

     When a Last to Die version of the Policy is purchased we will determine the monthly cost of insurance based upon the lives of both insureds.

     The cost of insurance rate for a policy month will be uniform for all specified amounts of insurance that:

          - are in the same specified amount band, sex, and risk classification;
          - take effect when the insureds are the same age; and - have been in force the same length of time.

     We may charge less than the maximum cost of insurance rates shown in your policy from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all specified amount portions in the same risk classification.

     Since the mortality tables used with the policies distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

EXPENSE CHARGE

     We deduct an expense charge from each investment option each business day. The expense charge is currently equal to:

Policy Years 1-10:              Approximately 1.50%, on an annual basis, of the
                                cash value of each investment option.

Policy Years 11 and later: Approximately 0.90%, on an annual basis, of the cash value of each investment option.

     This charge compensates us for some of the mortality risks we assume, and the risk that we will experience costs above that for which we are compensated. It also compensates us for some of the administrative costs in administering the policy. We expect to profit from the charge.

SURRENDER CHARGES

     A surrender charge may be deducted if you make a full or partial surrender. The surrender charge is a percentage of the guideline single premium payment (see "Purchases-Premiums"). If your premium is less than the guideline single premium, your surrender charge will be based upon the larger guideline single premium amount. The charge grades down to zero after 9 years as shown in the following table:

                                SURRENDER CHARGE

----------------------------------------------------------------------------------------------
                                                          % OF GUIDELINE
                      POLICY YEARS                        SINGLE PREMIUM
----------------------------------------------------------------------------------------------
                          1                                    9%
                          2                                    9%
                          3                                    8%
                          4                                    8%
                          5                                    7%
                          6                                    6%
                          7                                    4%
                          8                                    2%
                          9                                    1%
                          10 +                                 No Surrender Charge
----------------------------------------------------------------------------------------------

The above percentages may be reduced for older ages to comply with non-forfeiture laws.

FREE PARTIAL SURRENDER AMOUNT

     Each policy year, after the first, you can surrender a portion of your cash value free from any surrender charge. The free partial surrender amount for any policy year, after the first policy year, is 10% of the cash value and is determined at the time of the first partial surrender in a policy year. If the entire free partial surrender amount for a policy year is not taken in the first partial surrender of a policy year, the free partial surrender amount available for any other partial surrender in that policy year is the free partial surrender amount for that policy year less the total prior free partial surrender amounts withdrawn in the same policy year.

TRANSFER PROCESSING FEE

     You may transfer values from one investment option to another, or to or from the fixed accounts. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently $25. The transfer processing fee is deducted from the amount which is transferred. Prescheduled dollar cost averaging transfers or automatic transfers are not counted when we determine transfer processing fees. Each transfer is considered to be one request regardless of the number of investment options or any fixed amount involved in the transfer.

INCOME TAX CHARGE

     We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the investment options or your cash value if we determine that such taxes will be incurred.

CHARGES AFTER THE INSURED'S 95TH BIRTHDAY

     Once the insured turns 95, we will no longer deduct the insurance related charges, but we will continue to deduct the asset based charges. If the policy is a Last to Die policy, we will not deduct the insurance related charges after the younger insured's 95th birthday.

     The annual expenses of the portfolios for the year ended December 31, 2000 below are based on data provided by the respective fund groups. We have not independently verified such data. Future expenses may be greater or less than those shown.

INVESTMENT OPTION ANNUAL EXPENSES
(as a percentage of average daily net assets of an investment option)


-------------------------------------------------------------------------------------------------
                                                                 OTHER            TOTAL ANNUAL
                                                            EXPENSES (AFTER      EXPENSES (AFTER
                                                            WAIVERS AND/OR       WAIVERS AND/OR
                                                            REIMBURSEMENTS       REIMBURSEMENTS
                                 MANAGEMENT                  WITH RESPECT         WITH RESPECT
                                 (ADVISORY       12B-1        TO CERTAIN           TO CERTAIN
                                   FEES)         FEES      INVESTMENT OPTIONS) INVESTMENT OPTIONS)
-------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  (See Note 1)
  Federated High Income Bond Fund
     II, Primary Shares...........      0.60%       --           0.16%           0.76%
  Federated Prime Money Fund II...      0.48%       --           0.19%           0.67%
  Federated Utility Fund II.......      0.75%       --           0.16%           0.91%
THE ALGER AMERICAN FUND
  Alger American Growth
     Portfolio....................      0.75%       --           0.04%           0.79%
  Alger American MidCap Growth
     Portfolio....................      0.80%       --           0.04%           0.84%
  Alger American Small
     Capitalization Portfolio.....      0.85%       --           0.05%           0.90%
  Alger American Leveraged AllCap
     Portfolio.......                   0.85%        --          0.05%           0.90%
VARIABLE INSURANCE PRODUCTS FUND
  (VIP), INITIAL CLASS AND
  VARIABLE INSURANCE PRODUCTS FUND
  II (VIP II), INITIAL CLASS





  Fidelity VIP II Asset Manager
     Portfolio ...................      0.53%        --           0.08%           0.61%
  Fidelity VIP II Contrafund
     Portfolio (See Note 2).......      0.57%        --           0.09%           0.66%
  Fidelity VIP Equity-Income
     Portfolio (See Note 2).......      0.48%        --           0.08%           0.56%
  Fidelity VIP II Index 500
     Portfolio (See Note 3).......      0.24%        --           0.09%           0.33%
MFS VARIABLE INSURANCE TRUST
  (See Note 4)
  MFS Emerging Growth Series......      0.75%        --           0.10%           0.85%
  MFS Investors Trust Series......      0.75%        --           0.12%           0.87%
  MFS Research Series.............      0.75%        --           0.10%           0.85%
  MFS Total Return Series.........      0.75%        --           0.15%           0.90%
JANUS ASPEN SERIES, SERVICE SHARES (See Note 5) Janus Aspen Series Capital
     Appreciation Portfolio.......      0.65%        0.25%        0.02%           0.92%
  Janus Aspen Series Growth
     Portfolio....................      0.65%        0.25%        0.02%           0.92%
  Janus Aspen Series Balanced
     Portfolio....................      0.65%        0.25%        0.02%           0.92%
  Janus Aspen Series Flexible
     Income Portfolio.............      0.65%        0.25%        0.09%           0.99%
  Janus Aspen Series International
     Growth Portfolio.............      0.65%        0.25%        0.06%           0.96%
  Janus Aspen Series Worldwide
     Growth Portfolio.............      0.65%        0.25%        0.05%           0.95%
ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
  Alliance Premier Growth
     Portfolio....................      1.00%        0.25%        0.05%           1.30%
  Alliance Growth and Income
     Portfolio....................      0.63%        0.25%        0.07%           0.95%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 6)
  American Century VP Income &
     Growth Fund..................      0.70%         --          0.00%           0.70%
  American Century VP Value
     Fund.........................      1.00%         --          0.00%           1.00%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS
  2 SHARES (See Note 7)
  Templeton Developing Markets
     Securities Fund..............      1.25%        0.25%         0.31%          1.81%
  Templeton Asset Strategy Fund...      0.60%        0.25%         0.22%          1.07%
LAZARD RETIREMENT SERIES
  (See Note 8)
  Lazard Retirement Equity





     Portfolio....................      0.75%        0.25%         0.25%          1.25%
  Lazard Retirement Small Cap
     Portfolio....................      0.75%        0.25%         0.25%          1.25%
THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC. (See Note 9)
  Morgan Stanley International
     Magnum Portfolio.............      0.50%         --                      0.68%          1.18%
  Morgan Stanley Emerging Markets
     Equity Portfolio.............      1.09%         --           0.71%          1.80%

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[1] The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. With respect to the Federated Insurance Series portfolios, the adviser and the shareholder services have voluntarily waived a portion or all of the management fees (including shareholder services fees). The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" would have been as follows: 0.85% for the Federated High Income Bond Fund II, Primary Shares; 0.75% for the Federated Prime Money Fund II; and 1.00% for the Federated Utility Fund II.

[2] Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

[3] The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

[4] Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Expenses" would be lower and would equal 0.84% for MFS Emerging Growth Series, 0.86% for MFS Investors Trust Series, 0.84% for MFS Research Series, and 0.89% for MFS Total Return Series.

[5] Expenses are based upon the estimated expenses that the new Service Shares Class of each portfolio expects to incur in its initial fiscal year. All expenses Are shown without the effect of any expense offset arrangements.

[6] The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

[7] The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

[8] Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 2000 would have been 4.07% and 5.07% for the Lazard Retirement Equity Portfolio and 1.76% and 2.76% for the Lazard Retirement Small Cap Portfolio.

[9] With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 0.71%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.68%, respectively for the International Magnum Portfolio.


                                    PURCHASES

PREMIUMS

     The policy has been designed to be purchased with a single premium payment. For a Specified Amount of Insurance on the insured(s), there is a maximum amount of premium that can be paid and still have the policy qualify as life insurance under the Internal Revenue Code (Guideline Single Premium). Subject to our underwriting rules, you may be permitted to make a premium payment less than the maximum.

     The initial premium is due on the policy date. The policy date is the date coverage under the policy becomes effective. All premiums must be sent to us at our administrative office. Before we send out the policy, the application and the premium must be in good order as determined by our administrative rules.

     Your first policy year starts on the day the coverage is effective under your policy (the policy date). The twelve month period beginning on the policy date and ending the day before the same date in the next calendar year (and each succeeding twelve month period) is referred to as a policy year. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your monthly date is the same day as the policy date for each succeeding month.

     If the maximum premium was not paid as the initial premium you can make additional premium payments of at least $50 each. If a policy loan is outstanding, any payments received will be considered loan repayments and not premiums unless otherwise specified. Other premiums may be required as described in the Grace Period provision.

     We may require evidence of insurability before accepting an additional premium payment if the additional premium payment would increase the net death benefit.

APPLICATION FOR A POLICY

     In order to purchase a policy, you must submit an application to us that provides information about the proposed insured(s). In some cases, we may contact you for additional information. We may request that the insured(s) provide us with medical records, a physician's statement or possibly require other medical tests.

ALLOCATION OF PREMIUM

     The initial premium is due on the policy date and will be allocated to the investment options no later than the latest of:

          -  2 business days after the policy date;
          - 2 business days after our receipt of your initial premium at our administrative office; or
          -  the date our underwriters approve your policy.

     Your premium is allocated to the available fixed accounts or one or more of the investment options, as selected by you. This allocation is not subject to the transfer processing fee provision (see "Transfer Processing Fee"). Currently, you can select as many investment options as you wish. However, we reserve the right to limit this in the future. All allocation percentages must be in whole numbers and at least 1%.

     You may change the allocation of future premiums by providing us with written notice. The change will be effective on the date we receive your request at our administrative office. Additional premium payments will be credited to your policy as of the business day they are received.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

     In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make or distribute to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

     We also have the right to return any additional premium in excess of the maximum premium for your policy.

GRACE PERIOD

     A grace period will begin if the net cash value on any business day is not sufficient to cover any charges deducted from your policy. We will send you a notice at the start of the grace period to your last known address and to any assignee. When your policy is in a grace period, we will continue the policy for 61 days. A minimum payment of an amount equal to 2 monthly deductions must be paid during this period to prevent your policy from terminating without value. If the insured (or last insured) dies during the grace period, we will pay the death proceeds. If the lapse prevention guarantee period described below is in effect, the grace period will not apply until the beginning of the policy year following the lapse guarantee period.

REINSTATEMENT

     If your policy terminated at the end of a grace period and you have not surrendered it for its cash surrender value, you can request that we reinstate it (restore your insurance coverage). To reinstate your policy you must:

          - submit a written request for reinstatement at anytime within 3 years after the end of the grace period;
          -  submit proof of insurability satisfactory to us;
          - pay an amount large enough to cover the next 2 monthly deductions;
          - pay any negative cash surrender value that existed at the end of the grace period; and
          - repay or reinstate any debt which existed at the end of the grace period.

     The effective date of a reinstatement is the monthly date on or following the day we approve the request for reinstatement.

     If a surrender charge was applied when the policy lapsed, the surrender charge applied will be credited to the cash value of your policy. The surrender charge on the date of reinstatement is equal to the surrender charge on the date of lapse. To determine the surrender charge on any date after the effective date of reinstatement, we will not consider the period the policy was lapsed. Unless you tell us otherwise, the allocation of the amount of the surrender charge, additional premiums and loan repayments will be based on the allocations in effect at the start of the grace period.

LAPSE PREVENTION GUARANTEE

     We guarantee that your policy will not lapse if 100% of the maximum premium shown on your policy was paid as the single premium and you have not taken out any loans or partial surrenders.

CASH VALUE

     On the policy date, the cash value in each investment option is equal to the portion of the initial premium allocated to the investment option. After the policy date the cash value equals the sum of the value in the fixed accounts, in the investment options you have selected, and the policy loan account.

     The cash value reflects:

          -  premiums paid;
          -  the monthly deductions;
          - the investment experience of the investment options selected; - any interest credited on any fixed account selected; - any interest earned or interest charged on amounts allocated to the policy loan account; and
          - any deductions due as a result of a transfer or a partial surrender.

CASH SURRENDER VALUE AND NET CASH VALUE

     Your cash surrender value equals your cash value minus the surrender charge. Your net cash value equals the cash surrender value less any debt.

     While your policy is in force, you may:

          -  take loans based on the net cash value;
          - make partial surrenders (after the end of the first policy year); or
          -  surrender the policy for its net cash value.

METHOD OF DETERMINING YOUR CASH VALUE ALLOCATED TO AN INVESTMENT OPTION

     The value of your policy will go up or down depending upon the investment performance of the investment option(s) you choose and the charges and deductions made against your cash value. In order to keep track of the value of your cash value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.)

     Every business day we determine the value of an accumulation unit. We do this by multiplying the accumulation unit value for the immediately preceding business day by a factor for the investment option for the current business day.

    The factor is determined by:

          - dividing the value of an investment option at the end of the current business day by the value of an investment option for the previous business day; and
          -  subtracting the expense charge.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make your premium payment, we credit your policy with accumulation units. The number of accumulation units credited is determined by dividing the amount of premiums allocated to the investment option by the value of the accumulation unit for that investment option. When we assess any charges we do so by deducting accumulation units from your policy. When you take a loan we reduce the number of the accumulation units in your policy and transfer the amount to the loan account.

     Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

                               INVESTMENT CHOICES

     The policies offer investment options which invest in various funds. The following investment options listed below are currently available in connection with the policies we are offering here.

     You should read this prospectus and the accompanying prospectuses for the investment options carefully before investing. Certain portfolios contained in the investment options' prospectuses may not be available under the policies offered by this prospectus.

     The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representations, that the results of similar funds will be comparable even though the funds have the same advisers.

     An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as assets grow.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

--  Federated High Income Bond Fund II

--  Federated Prime Money Fund II

-- Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

THE ALGER AMERICAN FUND Advised by Fred Alger Management, Inc.

--  Alger American Growth Portfolio

--  Alger American MidCap Growth Portfolio

--  Alger American Small Capitalization Portfolio

--  Alger American Leveraged AllCap Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class
Advised by Fidelity Management & Research Company

--  Fidelity VIP II Asset Manager Portfolio

-- Fidelity VIP II Contrafund(R) Portfolio (seeks long-term capital appreciation)

--  Fidelity VIP Equity-Income Portfolio

--  Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management

--  MFS Emerging Growth Series

-- MFS Investors Trust Series (seeks long-term growth of capital, and secondarily, current income)

--  MFS Research Series (seeks long-term capital growth and future income)

--  MFS Total Return Series

JANUS ASPEN SERIES, Service Shares
Advised by Janus Capital Corporation

--  Janus Aspen Series Capital Appreciation Portfolio

--  Janus Aspen Series Growth Portfolio

--  Janus Aspen Series Balanced Portfolio

--  Janus Aspen Series Flexible Income Portfolio

--  Janus Aspen Series International Growth Portfolio

--  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares Advised by Alliance Capital Management, L.P.

--  Alliance Premier Growth Portfolio

--  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

--  American Century VP Income & Growth Fund

--  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*, Class 2 Shares -- Templeton Developing Markets Securities Fund
     Advised by Templeton Asset Management Ltd.

--  Templeton Asset Strategy Fund
     Advised by Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

--  Lazard Retirement Equity Portfolio

--  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

--  Morgan Stanley International Magnum Portfolio

--  Morgan Stanley Emerging Markets Equity Portfolio

     Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The advisers of the funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment options' advisers, distributors, and/or affiliates for the administrative services which we provide to the funds.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

     We may substitute one of the investment options you have selected with another investment option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intention to do this.

FIXED ACCOUNT OPTIONS

     You may allocate premiums and cash values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed for one policy year by us. At our discretion, we may declare an excess interest rate for this account. Fixed Account II offers various interest rates and time periods to select from. We have segregated our assets in Fixed Account II from our general account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you make a surrender from Fixed Account II before the expiration of the time period, you may be subject to an interest adjustment. The adjustment may be positive or negative. We also offer a dollar cost averaging option from our general account (see below).

TRANSFERS

     You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

     You can make transfers by telephone or other mutually agreed upon communication medium. If you own the policy with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are also subject to the following:

          - Currently, you can make 12 transfers every policy year without charge.
          - We will assess a $25 transfer processing fee for each transfer in excess of the free 12 transfers allowed per policy year. Transfers made pursuant to the dollar cost averaging option and the automatic transfer option will not be counted in determining the application of any transfer processing fee.
          - The minimum amount which you can transfer is $250 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the dollar cost averaging option or the automatic transfer option.
          - You may transfer up to 25% of the value of Fixed Account I from that account to any other account, subject to the $250 minimum amount of a transfer.
          - You may not make a transfer until after the end of the free look period.
          - A transfer will be effected as of the end of a business day when we receive a transfer request that contains all the information that is necessary for us to process the request.
          - We are not liable for a transfer made in accordance with your instructions.
          - Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

               a. the requirement of a minimum time period between each transfer;

               b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

               c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

          - Transfers do not change your allocation instructions for any future premium payments.

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to systematically transfer a set amount each month from a source account to any of the investment options or Fixed Account I. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging may not be available in your state.

     We offer two different Dollar Cost Averaging (DCA) riders. You can have only one DCA account at a time. When you select a DCA option, we will open a dollar cost averaging account for you. If you select DCA Rider I, you must have at least $1,000 in the Federated Prime Money Fund II in order to participate in the dollar cost averaging option. The minimum amount which can be transferred each month is $100. If you select DCA Rider II, which is only available at issue, you must commit at least $5,000 to the DCA account. Your DCA account II is part of our general account assets and will be credited interest. You can select either a 6 or 12 month period when you elect DCA Rider II.

     Dollar cost averaging transfers will begin on the date you request, but no sooner than 7 business days after we receive the request provided the transfers do not begin until 30 days after the effective date of your policy. All dollar cost averaging transfers are made effective the same day each month. However, this day may not be later than the 28th of each month. If the calender day selected is not a business day, transfers are made as of the next business day.

     Dollar cost averaging will terminate when any of the following occurs:

          - at the end of the selected month period you designate; or - within 7 days of your written request to terminate these transfers.

     If your DCA option is terminated, all money remaining in the dollar cost averaging account will be transferred to the Federated Prime Money Fund II. We have the right to modify, discontinue or suspend the dollar cost averaging option. If you participate in the dollar cost averaging option, the transfers made under the program are not taken into account in determining any transfer processing fee. There is no additional charge for this option.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the dollar cost averaging option through periods of fluctuating price levels.

AUTOMATIC TRANSFER OPTION

     Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance your cash value in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our automatic transfer option. The automatic transfer option may not be available in your state. There is no additional charge if you elect the Automatic Transfer Option.

     You have the choice of rebalancing quarterly, semi-annually or annually. All transfers must take place before the 28th of the month. Allocation percentages must be in whole numbers.

     If you participate in the automatic transfer option, the transfers made under the program are not taken into account in determining any transfer processing fee.

     You may stop the automatic transfer option at any time by written notice. We must receive your written notice at least seven business days before the first business day in a new period. Once automatic transfer has been elected, any subsequent transfer instructions that differ from the then current instructions are treated as a request to change the automatic transfer allocation. All changes must be by written notice.

     EXAMPLE:

          Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the MFS Investors Trust Series and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Investors Trust Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Investors Trust Series to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

                                  DEATH BENEFIT

     The amount of the death benefit depends on the total specified amount of insurance, and under some circumstances, your cash value on the date of the insured's (or last insured's) death. The initial specified amount and the insured person or persons whose life is covered by your policy are shown on the schedule page of your policy. If you purchase the Last to Die Policy, there will be two insured persons and the death benefit proceeds will be paid as soon as we receive due proof that the death of the last insured occurred. The insured(s) are named on the schedule page of your policy. The actual amount we pay the beneficiary will be reduced by any outstanding debt and any due and unpaid charges.

DEATH PROCEEDS

     The death proceeds equal:

          - the greater of the specified amount or the applicable percentage of the cash value on the date of death; plus
          -  any insurance that may be provided by riders to your policy;
             less
          -  any debt; less
          -  any due and unpaid monthly deductions during the Grace Period.

     We will pay the death proceeds after we receive due proof of death and any other information that we reasonably require. The death proceeds may be adjusted under certain conditions.

RIDER

ACCELERATED BENEFIT RIDER

     You can elect the accelerated benefit rider. There is no additional charge if you elect the accelerated benefit rider. This rider provides that you may elect to receive an advance of the death benefit proceeds of the policy if the insured is suffering from a terminal illness, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

     The maximum accelerated death benefit will be the lesser of:

          - 75% of the policy death benefit on the day we receive the request; or
          -  $250,000 from all policies in force with us.

     If payments are made in other than a lump sum, the minimum amount of any payment will be $500. Surrender charges will not be assessed against any benefits paid under this rider.

     We will charge interest on the amount of the benefit advance. Interest will accrue daily at an interest rate which is not larger than the greater of:

          - the yield of a 90-day Treasury Bill as of the latest quote on the bills;
          -  the maximum adjustable loan rate allowable by law; or
          -  6%.

     This rider terminates on the earliest of: the date the policy terminates; or the date you give us notice to terminate; or the date that the benefit advance plus accrued interest equals the policy death benefit less all debt.

     Death benefits, cash values, if any, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider. Also, the receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.

     THE ACCELERATED BENEFIT RIDER IS ONLY AVAILABLE ON THE MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

SETTLEMENTS

     When your policy becomes a claim by the death of the insured (or last insured), settlement will be made upon due proof of death. If the proceeds are not paid within 30 days of receipt of due proof of death, the payment will include interest at the legal rate from the date of the insured (or last insured) until the date the claim is paid.

     Proceeds may be paid in a lump sum, or under any other mutually agreed upon payment option.

                                      TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included under the section "More Information" an additional discussion regarding taxes.

LIFE INSURANCE IN GENERAL

     Life insurance, such as the policies, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured (or last insured). However, estate taxes may apply.

     You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs -- either as a surrender or as a loan. When you receive a distribution, you are taxed on the amount of the withdrawal that is earnings.

TAKING MONEY OUT OF YOUR POLICY

     For tax purposes, your policy will be treated as a modified endowment contract (MEC), unless, under certain circumstances, it was exchanged for a policy issued before June 21, 1988. Consequently, if you make a surrender or a loan from your policy, the Code treats it as first coming from earnings and then from your premiums. These earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

        (1) paid on or after the taxpayer reaches age 59 1/2;

        (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

        (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply.

     See "Federal Tax Status" in the "More Information" section of this prospectus for more details.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the investment options are being managed so as to comply with the requirements.

     Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment options. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the investments. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the investment options.

     Due to the uncertainty in this area, we reserve the right to modify your policy in an attempt to maintain favorable tax treatment.

                              ACCESS TO YOUR MONEY

POLICY LOANS

     You may obtain a loan at any time while your policy is in force. Your request for a loan must be in writing. The amount of the loan and all existing loans may not be more than 90% of the net cash value as of the date of the loan. Also, the amount of the loan may not be less than $500. A loan will only be made upon the proper assignment of your policy to us with the policy as the sole security for the loan. Unless you state otherwise, transfers from the investment options to the policy loan account will be on a pro-rata basis as of the loan date. The amount transferred from each investment option and the fixed account will equal the ratio of the values each bears to the total unloaned cash value multiplied by the amount of the loan.

     When you take a policy loan, we will transfer an amount equal to the policy loan from the investment option(s) or Fixed Account I to the policy loan account. If you do not have a sufficient amount in the investment option(s), we will transfer any remaining amount from Fixed Account I. We will also transfer any loan interest that becomes due and unpaid in the same manner. Amounts transferred to the policy loan account will earn interest daily from the date of transfer. Policy loans may also have federal tax consequences (see "Federal Tax States").

EFFECT OF A LOAN

     Policy loans will have a permanent effect on any death benefit and cash surrender value of your policy. The effect may be favorable or unfavorable. If loans are not repaid, the debt will reduce the amount of any death proceeds. Loans have a permanent effect on the policy because the amount transferred to the policy loan account will not share in the investment results of the investment options while the loan is outstanding. If the policy loan account earnings rate is less than the performance of the selected investment options and/or Fixed Account I, the values and benefits under the policy will be reduced (and the policy may even terminate) as a result of the loan.

LOAN INTEREST

     The loan interest rate charged is currently 8%. The loan interest credited to your policy is currently 6%. Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing debt as of the due date and will be charged interest at the same rate as the rest of the loan.

     We will credit a higher effective annual interest rate in the following circumstances:

          - for amounts borrowed up to an amount equal to cash value less the aggregate premium payments made to date (preferred loans); and
          - for all loans against policies that are in the 11th policy year or later.

     Preferred loans include the amount of any outstanding policy loan transferred in a tax-free exchange.

REPAYING POLICY DEBT

     The debt, or any part, may be repaid at any time as long as the policy is in force. Any debt outstanding will be deducted before any benefit proceeds are paid. When you repay part or all of the loan, we will transfer an amount equal to the amount you repay from the policy loan account to an investment option or to any fixed account.

     If a policy loan is outstanding, any payments received will be considered loan repayments and not premiums unless otherwise specified. If total debt equals or exceeds the cash value less the surrender charge, your policy will terminate without value. A termination of the policy with a loan outstanding may have federal income tax consequences (see "More Information -- Federal Tax States").

PARTIAL SURRENDERS

     You may make a partial surrender at any time after the 1st policy year by written notice.

     When you make a partial surrender, we will reduce the cash value by the partial surrender amount and any surrender charges. We will require that any partial surrender amounts be first deducted from the cash value in the investment options proportionately among all accounts unless the owner specifically requests otherwise. We will also reduce the specified amount. The reduction in specified amount will be a dollar for dollar reduction in cash value due to the partial surrender.

     The minimum partial surrender amount is currently $1,000. We may assess a surrender charge on the amount surrendered. See "Surrender Charges" above.

     Partial surrenders will be allowed only if the policy continues to qualify as a contract of life insurance under the Code. We will also limit the maximum amount of all partial surrenders you can make in a policy year to the greater of:

          - 10% of the total premium payments; or - cash value less total premiums paid less any policy debt.

FULL SURRENDERS

     You may completely surrender your policy and receive the net cash value at any time while the policy is in force. If you make a full surrender, we may require that you return your policy.

     The date of surrender will be the date we receive your written request. The net cash value will be determined as of the end of the business day which your written request is received. All coverage will end on the date of surrender.

     Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").

     For your protection, a request for surrender, policy loan, or a change in ownership must be by written notice. We may require the signature to be guaranteed by a member firm of the New York, Boston, Midwest, Philadelphia, or Pacific Stock Exchanges or by a commercial bank (not a savings bank), which is a member of the Federal Deposit Insurance Corporation. In some cases, we may require additional documentation of a customary nature.

                                OTHER INFORMATION

THE VARIABLE ACCOUNT

     We established a variable account, Valley Forge Life Insurance Company Variable Life Separate Account (Variable Account), to hold the assets that underlie the policies. Our Board of Directors adopted a resolution to establish the Variable Account under Pennsylvania insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the policies and not against any other policies we may issue.

     We reserve the right to modify the structure or operation of the Variable Account. However, we guarantee that a modification will not affect the value of your policy.

DISTRIBUTOR

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     CNA Investor Services, Inc. ("CNA/ISI") serves as the distributor for the policies. CNA/ISI is located at 100 CNA Drive, Nashville, Tennessee 37214. Broker-dealers will be paid commissions on the sale of the policies.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers for any period when:

          (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          (2) trading on the New York Stock Exchange is restricted;

          (3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

          (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We have the right to defer payment of any surrender or transfer of any fixed account value for not more than 6 months from the date we receive your written notice, unless otherwise provided by your state.

OWNERSHIP

     OWNER. You, as the owner of the policy or certificate, have all of the rights under the policy while the insured (or last insured) is living. Your rights in the policy belong to your estate if you die before the insured (or last insured) dies and there is no joint owner or contingent owner.

     JOINT OWNER. The policy can be owned by joint owners. Joint owners have equal ownership rights. Authorization of both joint owners is required for all policy changes except for transfers and allocations.

     CONTINGENT OWNER. The contingent owner, if any, is named in the application, unless changed. You may name a contingent owner at any time while the insured is living by providing us with written notice. Once recorded, the designation will be effective as of the date the written notice was signed. Such change will not affect any payment we make or action we take before it was recorded.

     The contingent owner, if any, will become the owner if the named owner dies before the date of the insured's (or last insured's) death. If there are joint owners, the contingent owner will become the owner if both named joint owners die before the insured (or last insured).

     BENEFICIARY. The beneficiary is the person or entity you name to receive any death proceeds. The primary beneficiary is the person who will be paid death proceeds when the insured (or last insured) dies. The contingent beneficiary, if any, will become the beneficiary if no primary beneficiary is living on the date of the insured's (or last insured's) death. More than one primary and contingent beneficiary can be named. If there is more than one primary beneficiary alive when the insured (or last insured) dies, we will pay the primary beneficiaries in equal shares unless you provide otherwise.

     The primary beneficiary and contingent beneficiary on the policy date are named in the application. While the insured is alive, you may change any beneficiary. Any change must be by written notice. Once recorded, the change will take effect as of the date you signed it. Such change will not affect any payment we make or action we take before it was recorded. An irrevocable beneficiary must consent in writing to any change in beneficiary.

     If any beneficiary dies before the insured (or last insured), that beneficiary's interest in the death benefit will end. If any beneficiary dies at the same time as the insured (or last insured), or within 30 days of the insured (or last insured), that beneficiary's interest in the death benefit will end if no benefits have been paid to that beneficiary. If the interest of all designated beneficiaries has ended when the insured (or last insured) dies, we will pay the death benefit to you, or your estate if you are not living.

     Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT

     You can assign any or all rights under your policy while the insured (or last insured) is living. Assignment of all rights is a change of ownership. An irrevocable beneficiary must consent in writing to any assignment. We are not responsible for the sufficiency or validity of any assignment. An assignment will not affect any payments or actions we have taken before we received notice of the assignment.

     An assignment may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

                                MORE INFORMATION

EXECUTIVE OFFICERS AND DIRECTORS

     The name, age, positions and office, term as director, and business experience during the past five years for VFL's directors executive offices are listed in the following table:


----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
----------------------------------------------------------------------------------------------------

NAME AND ADDRESS           AGE      POSITION(S) HELD WITH VFL                   PRINCIPAL OCCUPATION(S)DURING PAST FIVE YEARS
-----------------          ---      -------------------------                   ---------------------------------------------

Bernard L. Hengesbaugh     54       Director, Chairman of the Board,            Chairman of the Board and Chief Executive Officer of
CNA Plaza                           President and Chief Executive Officer       CNA since February, 1999.  Prior thereto,
Chicago, Illinois 60685                                                         Mr.  Hengesbaugh was Executive Vice President and
                                                                                Chief Operating Officer of CNA since February, 1998.
                                                                                Prior thereto,  Mr.  Hengesbaugh was Senior
                                                                                Vice President of CNA since November, 1990.

Jonathan D. Kantor         45      Executive Vice President, Secretary,         Senior Vice President, Secretary and General Counsel
CNA Plaza                          General Counsel and Director                of CNA  since April, 1997.  Prior thereto, Mr. Kantor
Chicago, Illinois 60685                                                          was Group Vice President of CNA since April, 1994.

Robert V. Deutsch          41       Executive Vice President, Chief             Senior Vice President and Chief Financial Officer of
CNA Plaza                           Financial Officer and Director              CNA since August, 1998.  Prior thereto, Mr. Deutsch
Chicago, Illinios 60685                                                         was an officer for Executive Risk, Inc.





Thomas Pontarelli          52       Executive Vice President and Director       Senior Vice President of CNA since April, 2000.
CNA Plaza                                                                       Prior thereto, Mr. Pontarelli was Group Vice
Chicago, Illinois 60685                                                         President of CNA since January,1998.  From May, 1974
                                                                                to December, 1997, Mr. Pontarelli held a series
                                                                                of positions culminating in Chief Executive Officer
                                                                                and President of Washington National Insurance
                                                                                Company.

Donald P. Lofe, Jr.        43      Group Vice President and Director            Group Vice President of CNA since October, 1998.
CNA Plaza                                                                       Prior thereto, Mr. Lofe served as partner-in-charge
Chicago, Illinois 60685                                                         of PricewaterhouseCoopers L.L.P.

Lawrence J. Boysen         46      Group Vice President, Controller             Group Vice President of CNA since February, 1996.
CNA Plaza                          and Director
Chicago, Illinois 60685

Gary J. Owcar              49      Executive Vice President and Director        Senior Vice President of CNA since May, 1999.
CNA Plaza                                                                       Prior thereto, Mr. Owcar was with CHUBB & Sons, Inc.
Chicago, Illinois 60685


     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of Valley Forge. Executive officers serve at the discretion of the Board of Directors.

VOTING

     Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

DISREGARD OF VOTING INSTRUCTIONS

     We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

          - is reasonable and is based on a good faith determination by us that the change would violate state or federal law;
          - the change would not be consistent with the investment objectives of the portfolios; or
          - which varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

     In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

     We cannot contest your policy after it has been in force during the lifetime of the insured (each insured under the last to die policy) for two years from the policy date; nor can we contest reinstatement after it has been in force, while the insured (or last insured) is alive, for two years after the effective date of such reinstatement.

     We cannot contest this policy, any reinstatement or any increase in benefits after the effective date of the policy or reinstatement, unless:

          - an answer in the application for the policy or reinstatement was not true or complete ; and
          - if we had known the truth, we would not have issued or reinstated the policy as we did.

     Any statement made by the insured(s) will not be used in any contest unless a copy is furnished to the beneficiary.

FEDERAL TAX STATUS

     NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

     INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     We are taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from us and its operations form a part of us.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if:

          (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

          (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

          (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

          (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the variable account will cause the owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under a policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the variable account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the variable account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the variable account.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

     TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. The Code requires that the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of
Section 7702 of the Code.

     While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not agree with our interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax adviser with respect to the tax consequences of purchasing the policy.

     POLICY PROCEEDS. Loan proceeds and/or surrender payments from the policies, including those resulting from the lapse of the policy, are fully taxable to the extent of income in the policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders".) Otherwise, the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under the Code and any benefits paid under the Accelerated Death Benefit Rider should also be excludable from gross income under the Code. Furthermore, you are not deemed to be in constructive receipt of the cash value or cash surrender value, including increments thereon, under a policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each policy owner or beneficiary.

     JOINT LIVES. The policy may be issued as a Last to Die policy providing for the payment of the death benefit upon the death of the last surviving insured. While we believe that a policy issued on this basis complies with Section 7702 of the Code, such circumstances are not directly addressed in either Section 7702 or the related regulations. In the absence of regulation or other guidelines, there is some uncertainty as to whether a policy with such a joint life feature meets the requirements of Section 7702 of the Code.

     TAX TREATMENT OF LOANS AND SURRENDERS. Under most circumstances the policies will be treated as MEC contracts. Surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution:

          (1)  made on or after the date on which the taxpayer reaches age
               59 1/2;

          (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

          (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

     Any policy received in exchange for a policy classified as a MEC will be treated as a MEC. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC as additional premiums are paid.

     If a policy is not classified as a modified endowment contract, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy. Any loans from a policy which is not classified as a modified endowment contract, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy or when maturity benefits are paid, if the amount received plus the policy debt exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may only be subject to further rules and limitations under Sections 163 and 264 of the Code.

     Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions or surrendering any policy.

     MULTIPLE POLICIES. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser if you wish to assign or change the owner of your policy.

     QUALIFIED PLANS. The policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent qualified plans consultant.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includable in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

     At least once every policy year, we will send you a report showing current cash values and other information required by laws and regulations. We will mail this report to you at your last known address.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

EXPERTS


     The financial statements of Valley Forge Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph as to an accounting change), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account as of December 31, 2000 and for each of the three years in the period ended December 31, 2000 included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     Actuarial  matters included in this prospectus have been examined by Rodney
E. Rishel, Jr., FSA, MAAA, whose opinion is filed as an exhibit to the registration statement.



FINANCIAL STATEMENTS

     The financial statements of Valley Forge Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the policies.

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the policyholders of Valley Forge Life Insurance Company Variable Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

We have audited the accompanying statements of assets and liabilities of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account (the "Variable Account") as of December 31, 2000 and the related statements of operations and of changes in net assets for each of the periods in the three year period then ended. The subaccounts that collectively comprise the Variable Account are listed in Note 1 to the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Variable Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Variable Account as of December 31, 2000 and the results of their operations and the changes in their net assets for each of the periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                      FEDERATED
                                      FEDERATED                          HIGH          FIDELITY        FIDELITY
                                        PRIME         FEDERATED         INCOME         EQUITY-          ASSET          FIDELITY
                                        MONEY          UTILITY           BOND           INCOME         MANAGER        INDEX 500
DECEMBER 31, 2000                      FUND II         FUND II         FUND II        PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information
   noted below)                      $  1,216,725    $    136,985    $    140,181    $    788,661    $    272,748    $  2,506,961
                                     ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                     1,216,725         136,985         140,181         788,661         272,748       2,506,961
                                     ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                     -               -               -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $  1,216,725    $    136,985    $    140,181    $    788,661    $    272,748    $  2,506,961
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost            $  1,214,851    $    153,935    $    161,146    $    766,201    $    297,115    $  2,649,394
=================================================================================================================================

                                                       ALGER                            ALGER           ALGER
                                                      AMERICAN          ALGER          AMERICAN        AMERICAN          MFS
                                     FIDELITY          SMALL           AMERICAN         MIDCAP        LEVERAGED        EMERGING
                                    CONTRAFUND     CAPITALIZATION       GROWTH          GROWTH          ALLCAP          GROWTH
DECEMBER 31, 2000                   PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO         SERIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information
   noted below)                    $  1,514,391     $    515,589     $  1,551,665    $  1,105,239    $     22,463    $  1,238,347
                                   ------------     ------------     ------------    ------------    ------------    ------------
       TOTAL ASSETS                   1,514,391          515,589        1,551,665       1,105,239          22,463       1,238,347
                                   ------------     ------------     ------------    ------------    ------------    ------------
LIABILITIES                                   -                -                -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                         $  1,514,391     $    515,589     $  1,551,665    $  1,105,239    $     22,463    $  1,238,347
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost          $  1,693,238     $    799,793     $  1,843,776    $  1,122,611    $     25,676    $  1,252,426
=================================================================================================================================

                                                                                                     FIRST EAGLE       VAN ECK
                                                         MFS             MFS             MFS            SOGEN         WORLDWIDE
                                         MFS         GROWTH WITH       LIMITED          TOTAL          OVERSEAS          HARD
                                       RESEARCH         INCOME         MATURITY         RETURN         VARIABLE         ASSETS
DECEMBER 31, 2000                       SERIES          SERIES          SERIES          SERIES           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
   (supplemental cost information
   noted below)                      $    534,008    $    487,788    $         17    $    537,456    $    337,575    $     29,642
                                     ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                       534,008         487,788              17         537,456         337,575          29,642
                                     ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                     -               -               -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $    534,008    $    487,788    $         17    $    537,456    $    337,575    $     29,642
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost            $    542,431    $    477,390    $         17    $    492,927    $    322,689    $     26,534
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                      VAN ECK       JANUS ASPEN                                     JANUS ASPEN      JANUS ASPEN
                                     WORLDWIDE         SERIES       JANUS ASPEN     JANUS ASPEN        SERIES          SERIES
                                      EMERGING        CAPITAL          SERIES          SERIES         FLEXIBLE      INTERNATIONAL
                                      MARKETS       APPRECIATION       GROWTH         BALANCED         INCOME          GROWTH
DECEMBER 31, 2000                       FUND         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
 (supplemental cost information
   noted below)                     $     98,581    $   482,724     $   444,761     $   187,275     $    33,888     $    291,080
                                    ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                       98,581        482,724         444,761         187,275          33,888          291,080
                                    ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                    -              -               -               -               -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                          $     98,581    $   482,724     $   444,761     $   187,275     $    33,888     $    291,080
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost           $    134,981    $   574,880     $   544,775     $   201,549     $    33,422     $    363,773
=================================================================================================================================

                                     JANUS ASPEN                                       AMERICAN                       TEMPLETON
                                        SERIES         ALLIANCE        ALLIANCE       CENTURY VP       AMERICAN       DEVELOPING
                                      WORLDWIDE        PREMIER        GROWTH AND       INCOME &       CENTURY VP       MARKETS
                                        GROWTH          GROWTH          INCOME          GROWTH          VALUE         SECURITIES
DECEMBER 31, 2000                     PORTFOLIO       PORTFOLIO       PORTFOLIO          FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
 (supplemental cost information
   noted below)                      $   367,430     $     44,637    $     60,289    $        793    $      3,786    $      1,374
                                     ------------    ------------    ------------    ------------    ------------    ------------
       TOTAL ASSETS                      367,430           44,637          60,289             793           3,786           1,374
                                     ------------    ------------    ------------    ------------    ------------    ------------
LIABILITIES                                    -                -               -               -               -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $   367,430     $     44,637    $     60,289    $        793    $      3,786    $      1,374
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost            $   446,013     $     52,629    $     58,377    $        798    $      3,649    $      1,358
=================================================================================================================================

                                                                                                                        MORGAN
                                                                                                       MORGAN          STANLEY
                                                     TEMPLETON         LAZARD          LAZARD          STANLEY         EMERGING
                                                       ASSET         RETIREMENT      RETIREMENT     INTERNATIONAL      MARKETS
                                                      STRATEGY         EQUITY        SMALL CAP         MAGNUM           EQUITY
DECEMBER 31, 2000                                       FUND         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at market value
 (supplemental cost information noted below)        $          -    $        560    $      4,674    $      1,713     $      3,442
                                                    ------------    ------------    ------------    ------------     ------------
       TOTAL ASSETS                                            -             560           4,674           1,713            3,442
                                                    ------------    ------------    ------------    ------------     ------------
LIABILITIES                                                    -               -               -               -                -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $          -    $        560    $      4,674    $      1,713     $      3,442
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
     Investments, at cost                           $          -    $        557    $      4,479    $      1,698     $      4,738
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                         FEDERATED
                                           FEDERATED                        HIGH         FIDELITY       FIDELITY
                                             PRIME        FEDERATED        INCOME        EQUITY-         ASSET         FIDELITY
FOR THE YEAR ENDED                           MONEY         UTILITY          BOND          INCOME        MANAGER       INDEX 500
DECEMBER 31, 2000                           FUND II        FUND II        FUND II       PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     57,278   $      5,915   $     10,190   $     47,749   $     28,095   $     28,940
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                57,278          5,915         10,190         47,749         28,095         28,940
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              8,767          1,165          1,044          5,717          2,444         20,284
 Policy fees/cost of insurance                 110,518         15,289         14,341         65,518         25,818        217,883
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                               119,285         16,454         15,385         71,235         28,262        238,167
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (62,007)       (10,539)        (5,195)       (23,486)          (167)      (209,227)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -         (1,000)        (2,162)        (3,940)        (2,793)        63,904
 Net unrealized gains (losses)                       -        (16,505)       (19,706)        16,641        (36,918)      (317,646)
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -        (17,505)       (21,868)        12,701        (39,711)      (253,742)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    (62,007)  $    (28,044)  $    (27,063)  $    (10,785)  $    (39,878)  $   (462,969)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     34,277   $      5,412   $      6,010   $     18,590   $     13,097   $      8,382
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                34,277          5,412          6,010         18,590         13,097          8,382
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              6,667            803            750          4,465          1,936          9,965
 Policy fees/cost of insurance                  75,698         10,867         12,804         52,685         20,302        135,236
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                82,365         11,670         13,554         57,150         22,238        145,201
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (48,088)        (6,258)        (7,544)       (38,560)        (9,141)      (136,819)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -            750         (2,687)         4,507          6,698         69,785
 Net unrealized gains (losses)                       -         (3,365)        (2,743)       (22,236)        11,758       (105,956)
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -         (2,615)        (5,430)       (17,729)        18,456        (36,171)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    (48,088)  $     (8,873)  $    (12,974)  $    (56,289)  $      9,315   $   (172,990)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     14,829   $      1,169   $        428   $      2,052   $      1,442   $      1,936
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                14,829          1,169            428          2,052          1,442          1,936
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              2,836            233            305          1,263            356          2,416
 Policy fees/cost of insurance                  26,469          3,992          5,655         23,455          7,266         38,308
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                29,305          4,225          5,960         24,718          7,622         40,724
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (14,476)        (3,056)        (5,532)       (22,666)        (6,180)       (38,788)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -          1,039           (214)        (1,500)           160          1,250
 Net unrealized gains (losses)                       -          2,291            406         13,059          6,423         45,203
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -          3,330            192         11,559          6,583         46,453
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $    (14,476)  $        274   $     (5,340)  $    (11,107)  $        403   $      7,665
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                           ALGER                          ALGER          ALGER
                                                          AMERICAN         ALGER         AMERICAN       AMERICAN         MFS
                                          FIDELITY         SMALL          AMERICAN        MIDCAP       LEVERAGED       EMERGING
FOR THE YEAR ENDED                       CONTRAFUND    CAPITALIZATION      GROWTH         GROWTH         ALLCAP         GROWTH
DECEMBER 31, 2000                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO        SERIES
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                        $    149,836    $    156,326    $    200,168   $     71,391   $          -   $     58,628
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                             149,836         156,326         200,168         71,391              -         58,628
                                        ------------    ------------    ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges           11,976           4,173          14,034          6,481             40         10,605
 Policy fees/cost of insurance               122,245          42,712         157,787         60,921          1,542        108,585
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                             134,221          46,885         171,821         67,402          1,582        119,190
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                 15,615         109,441          28,347          3,989         (1,582)       (60,562)
                                        ------------    ------------    ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                  (4,772)        (14,121)         14,507         (7,227)          (471)        51,816
 Net unrealized gains (losses)               326,885        (340,301)       (475,124)       (59,799)        (3,186)      (383,655)
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                 322,113        (354,422)       (460,617)       (67,026)        (3,657)      (331,839)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $    337,728    $   (244,981)   $   (432,270)  $    (63,037)  $     (5,239)  $   (392,401)
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                        $     16,984    $     16,693    $     62,822   $     38,874   $          -   $          -
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                              16,984          16,693          62,822         38,874              -              -
                                        ------------    ------------    ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges            6,231           1,619           7,580          2,650              -          4,133
 Policy fees/cost of insurance                78,259          21,221          90,363         30,100              -         58,872
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                              84,490          22,840          97,943         32,750              -         63,005
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                (67,506)         (6,147)        (35,121)         6,124              -        (63,005)
                                        ------------    ------------    ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                 142,245          23,168          77,813          9,208              -         23,492
 Net unrealized gains (losses)              (584,391)         27,800         122,720         43,822              -        188,807
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                (442,146)         50,968         200,533         53,030              -        212,299
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $   (509,652)   $     44,821    $    165,412   $     59,154   $          -   $    149,294
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                        $      1,679    $      7,871    $     15,637   $      2,887   $          -   $        761
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                               1,679           7,871          15,637          2,887              -            761
                                        ------------    ------------    ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges            1,179             571           1,164            538              -          1,151
 Policy fees/cost of insurance                23,265          10,724          20,570         11,785              -         22,252
                                        ------------    ------------    ------------   ------------   ------------   ------------
                                              24,444          11,295          21,734         12,323              -         23,403
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                (22,765)         (3,424)         (6,097)        (9,436)             -        (22,642)
                                        ------------    ------------    ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                   2,859          (5,511)            397           (288)             -            692
 Net unrealized gains (losses)                43,204           9,960          44,439         22,787              -         40,124
                                        ------------    ------------    ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                  46,063           4,449          44,836         22,499              -         40,816
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $     23,298    $      1,025    $     38,739   $     13,063   $          -   $     18,174
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                      FIRST EAGLE      VAN ECK
                                                             MFS            MFS            MFS           SOGEN        WORLDWIDE
                                              MFS        GROWTH WITH      LIMITED         TOTAL         OVERSEAS         HARD
FOR THE YEAR ENDED                          RESEARCH        INCOME        MATURITY        RETURN        VARIABLE        ASSETS
DECEMBER 31, 2000                            SERIES         SERIES         SERIES         SERIES          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     29,400   $      5,696   $          -   $     18,267   $     25,263   $        256
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                29,400          5,696              -         18,267         25,263            256
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              4,350          4,162            524          3,631          2,661            241
 Policy fees/cost of insurance                  49,491         51,928          6,878         37,069         30,706          2,914
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                53,841         56,090          7,402         40,700         33,367          3,155
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (24,441)       (50,394)        (7,402)       (22,433)        (8,104)        (2,899)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    32,153         18,892           (331)          (166)        28,686          1,077
 Net unrealized gains (losses)                (122,965)       (31,557)         8,476         60,443        (23,509)         1,854
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                   (90,812)       (12,665)         8,145         60,277          5,177          2,931
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $   (115,253)  $    (63,059)  $        743   $     37,844   $     (2,927)  $         32
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $      2,935   $      1,986   $      4,218   $     12,074   $      3,304   $        190
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                 2,935          1,986          4,218         12,074          3,304            190
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              3,363          3,016            586          2,243          2,004            154
 Policy fees/cost of insurance                  36,824         39,310          8,706         26,801         31,183          2,422
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                40,187         42,326          9,292         29,044         33,187          2,576
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (37,252)       (40,340)        (5,074)       (16,970)       (29,883)        (2,386)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    10,097          5,229           (210)         4,670         38,990            760
 Net unrealized gains (losses)                  59,131         18,997         (3,124)       (14,859)        42,033          1,839
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                    69,228         24,226         (3,334)       (10,189)        81,023          2,599
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $     31,976   $    (16,114)  $     (8,408)  $    (27,159)  $     51,140   $        213
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $      1,263   $          -   $          -   $        249   $          -   $        963
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                 1,263              -              -            249              -            963
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                780          1,182            287            281            660             70
 Policy fees/cost of insurance                  16,270         17,398          4,476          5,492         13,889          1,310
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                17,050         18,580          4,763          5,773         14,549          1,380
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (15,787)       (18,580)        (4,763)        (5,524)       (14,549)          (417)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                       569         (4,017)           139            281         (2,402)        (3,284)
 Net unrealized gains (losses)                  18,267         16,293           (638)         5,812           (808)          (516)
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                    18,836         12,276           (499)         6,093         (3,210)        (3,800)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $      3,049   $     (6,304)  $     (5,262)  $        569   $    (17,759)  $     (4,217)
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                           VAN ECK      JANUS ASPEN                                  JANUS ASPEN     JANUS ASPEN
                                          WORLDWIDE        SERIES      JANUS ASPEN    JANUS ASPEN       SERIES         SERIES
                                           EMERGING       CAPITAL         SERIES         SERIES        FLEXIBLE     INTERNATIONAL
FOR THE YEAR ENDED                         MARKETS      APPRECIATION      GROWTH        BALANCED        INCOME         GROWTH
DECEMBER 31, 2000                            FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                         $          -   $     5,634    $    28,153    $    14,150    $       668    $     16,409
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                    -         5,634         28,153         14,150            668          16,409
                                         ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges               865         3,810          3,143          1,013             92           2,243
 Policy fees/cost of insurance                 10,445        49,606         37,319         11,645          2,243          23,808
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                               11,310        53,416         40,462         12,658          2,335          26,051
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                 (11,310)      (47,782)       (12,309)         1,492         (1,667)         (9,642)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    6,851        51,740         15,322         (3,342)           (47)         (3,664)
 Net unrealized gains (losses)                (62,108)     (145,340)      (119,552)       (16,387)           414         (80,587)
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED INVESTMENT
   GAINS (LOSSES)                             (55,257)      (93,600)      (104,230)       (19,729)           367         (84,251)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $    (66,567)  $  (141,382)   $  (116,539)   $   (18,237)   $    (1,300)   $    (93,893)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                         $          -   $         -    $         -    $         -    $         -    $          -
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                    -             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges               167           453            133             12              -              58
 Policy fees/cost of insurance                  6,146         1,330            684            137             38             293
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                6,313         1,783            817            149             38             351
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (6,313)       (1,783)          (817)          (149)           (38)           (351)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    6,510        23,381           (237)            11              -          11,007
 Net unrealized gains (losses)                 25,767        39,259         16,313          1,040              1           4,869
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED INVESTMENT
   GAINS (LOSSES)                              32,277        62,640         16,076          1,051              1          15,876
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $     25,964   $    60,857    $    15,259    $       902    $       (37)   $     15,525
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                         $        129   $         -    $         -    $         -    $         -    $          -
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                  129             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                96             -              -              -              -               -
 Policy fees/cost of insurance                  3,647             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                3,743             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                  (3,614)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                   (3,044)            -              -              -              -               -
 Net unrealized gains (losses)                   (664)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED INVESTMENT
   GAINS (LOSSES)                              (3,708)            -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $     (7,322)  $         -    $         -    $         -    $         -    $          -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             JANUS
                                             ASPEN                                       AMERICAN                     TEMPLETON
                                             SERIES        ALLIANCE       ALLIANCE      CENTURY VP      AMERICAN      DEVELOPING
                                           WORLDWIDE       PREMIER       GROWTH AND      INCOME &      CENTURY VP      MARKETS
FOR THE YEAR ENDED                           GROWTH         GROWTH         INCOME         GROWTH         VALUE        SECURITIES
DECEMBER 31, 2000                          PORTFOLIO      PORTFOLIO      PORTFOLIO         FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $     25,325   $      1,414   $          -   $          -   $          -   $          -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                25,325          1,414              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges              2,511            228             91              -              2              -
 Policy fees/cost of insurance                  32,177          2,708          1,693            207             85            145
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                34,688          2,936          1,784            207             87            145
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                   (9,363)        (1,522)        (1,784)          (207)           (87)          (145)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                     7,577         (4,848)           (53)            (2)             -             (4)
 Net unrealized gains (losses)                (100,477)        (9,923)         1,810             (4)           155              7
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                   (92,900)       (14,771)         1,757             (6)           155              3
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $   (102,263)  $    (16,293)  $        (27)  $       (213)  $         68   $       (142)
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $          -   $          -   $          -   $          -   $          -   $          -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                     -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                157              -              -              -              -              -
 Policy fees/cost of insurance                     651              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                   808              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                     (808)             -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                    11,697              -              -              -              -              -
 Net unrealized gains (losses)                  17,795              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                    29,492              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $     28,684   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                          $          -   $          -   $          -   $          -   $          -   $          -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                     -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Expenses:
 Mortality and expense risk charges                  -              -              -              -              -              -
 Policy fees/cost of insurance                       -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                                     -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET INVESTMENT INCOME (LOSS)                        -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment gains and (losses):
 Net realized gains (losses)                         -              -              -              -              -              -
 Net unrealized gains (losses)                       -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                         -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          -   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                        MORGAN
                                                                                                        MORGAN         STANLEY
                                                         TEMPLETON        LAZARD         LAZARD         STANLEY        EMERGING
                                                           ASSET        RETIREMENT     RETIREMENT    INTERNATIONAL     MARKETS
FOR THE YEAR ENDED                                        STRATEGY        EQUITY       SMALL CAP        MAGNUM          EQUITY
DECEMBER 31, 2000                                           FUND        PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                        $          -   $          9   $         79   $         97    $        534
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              9             79             97             534
                                                        ------------   ------------   ------------   ------------    ------------
Expenses:
 Mortality and expense risk charges                                -              -              6              2              13
 Policy fees/cost of insurance                                     -              7            214            183             294
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              7            220            185             307
                                                        ------------   ------------   ------------   ------------    ------------
 NET INVESTMENT INCOME (LOSS)                                      -              2           (141)           (88)            227
                                                        ------------   ------------   ------------   ------------    ------------
Investment gains and (losses):
 Net realized gains (losses)                                       -              -            (10)            27            (609)
 Net unrealized gains (losses)                                     -              7            175            (83)         (1,298)
                                                        ------------   ------------   ------------   ------------    ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                                       -              7            165            (56)         (1,907)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $          -   $          9   $         24   $       (144)   $     (1,680)
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                        $          -   $          -   $          -   $          -    $          -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Expenses:
 Mortality and expense risk charges                                -              -              -              -               -
 Policy fees/cost of insurance                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET INVESTMENT INCOME (LOSS)                                      -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Investment gains and (losses):
 Net realized gains (losses)                                       -              -              -              -               -
 Net unrealized gains (losses)                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                                       -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $          -   $          -   $          -   $          -    $          -
=================================================================================================================================

FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividend income                                        $          -   $          -   $          -   $          -    $          -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Expenses:
 Mortality and expense risk charges                                -              -              -              -               -
 Policy fees/cost of insurance                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
                                                                   -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET INVESTMENT INCOME (LOSS)                                      -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Investment gains and (losses):
 Net realized gains (losses)                                       -              -              -              -               -
 Net unrealized gains (losses)                                     -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
 NET REALIZED AND UNREALIZED
   INVESTMENT GAINS (LOSSES)                                       -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $          -   $          -   $          -   $          -    $          -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FEDERATED
                                      FEDERATED                          HIGH          FIDELITY        FIDELITY
                                        PRIME         FEDERATED         INCOME         EQUITY-          ASSET          FIDELITY
FOR THE YEAR ENDED                      MONEY          UTILITY           BOND           INCOME         MANAGER        INDEX 500
DECEMBER 31, 2000                      FUND II         FUND II         FUND II        PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $    (62,007)   $    (10,539)   $     (5,195)   $    (23,486)   $       (167)   $   (209,227)
 Net realized and unrealized
   investment gains (losses)                    -         (17,505)        (21,868)         12,701         (39,711)       (253,742)
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         (62,007)        (28,044)        (27,063)        (10,785)        (39,878)       (462,969)
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums/deposits                  1,186,880          43,796          36,811         194,788          46,462         931,122
 Surrenders and withdrawals               (40,417)         (3,687)           (608)         (7,227)         (2,394)        (28,601)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                              (1,178,703)          2,076          23,729          (3,591)          2,548         247,759
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS                             (32,240)         42,185          59,932         183,970          46,616       1,150,280
                                     ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets         (94,247)         14,141          32,869         173,185           6,738         687,311
Net assets at beginning of period       1,310,972         122,844         107,312         615,476         266,010       1,819,650
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  1,216,725    $    136,985    $    140,181    $    788,661    $    272,748    $  2,506,961
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                       $       1.00    $      12.44    $       8.46    $      25.52    $      16.00    $     149.53
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                          1,216,725          11,012          16,570          30,904          17,047          16,766
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $    (48,088)   $     (6,258)   $     (7,544)   $    (38,560)   $     (9,141)   $   (136,819)
 Net realized and unrealized
   investment gains (losses)                    -          (2,615)         (5,430)        (17,729)         18,456         (36,171)
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         (48,088)         (8,873)        (12,974)        (56,289)          9,315        (172,990)
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums/deposits                  1,215,907          85,733          78,714         410,539         148,962       1,212,597
 Surrenders and withdrawals                (1,542)             19            (941)          1,122            (523)         (9,452)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                (702,832)         (3,776)        (22,988)        (39,350)         22,540         369,492
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS
 RESULTING FROM CAPITAL
 TRANSACTIONS                             511,533          81,976          54,785         372,311         170,979       1,572,637
                                     ------------    ------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS                    463,445          73,103          41,811         316,022         180,294       1,399,647
NET ASSETS AT BEGINNING OF PERIOD         847,527          49,741          65,501         299,454          85,716         420,003
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  1,310,972    $    122,844    $    107,312    $    615,476    $    266,010    $  1,819,650
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                       $       1.00    $      14.35    $      10.24    $      25.71    $      18.67    $     167.41
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                          1,310,972           8,561          10,480          23,939          14,248          10,869
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $    (14,476)   $     (3,056)   $     (5,532)   $    (22,666)   $     (6,180)   $    (38,788)
 Net realized and unrealized
   investment gains (losses)                    -           3,330             192          11,559           6,583          46,453
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS         (14,476)            274          (5,340)        (11,107)            403           7,665
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums/deposits                  1,100,864          36,000          58,181         263,891          61,909         327,244
 Surrenders and withdrawals                  (572)            (83)           (165)         (2,423)           (129)         (6,058)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                (303,884)           (229)          8,694          22,472          16,042          50,804
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS                             796,408          35,688          66,710         283,940          77,822         371,990
                                     ------------    ------------    ------------    ------------    ------------    ------------
Increase in net assets                    781,932          35,962          61,370         272,833          78,225         379,655
Net assets at beginning of period          65,595          13,779           4,131          26,621           7,491          40,348
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $    847,527    $     49,741    $     65,501    $    299,454    $     85,716    $    420,003
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                       $       1.00    $      15.27    $      10.92    $      25.42    $      18.16    $     141.25
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                            847,527           3,257           5,998          11,780           4,720           2,973
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ALGER                          ALGER          ALGER
                                                          AMERICAN         ALGER         AMERICAN       AMERICAN         MFS
                                          FIDELITY         SMALL          AMERICAN        MIDCAP       LEVERAGED       EMERGING
FOR THE YEAR ENDED                       CONTRAFUND    CAPITALIZATION      GROWTH         GROWTH         ALLCAP         GROWTH
DECEMBER 31, 2000                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO        SERIES
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)           $     15,615    $    109,441    $     28,347   $      3,989   $     (1,582)  $    (60,562)
 Net realized and unrealized
   investment gains (losses)                 322,113        (354,422)       (460,617)       (67,026)        (3,657)      (331,839)
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   337,728        (244,981)       (432,270)       (63,037)        (5,239)      (392,401)
                                        ------------    ------------    ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                       562,955         310,309         628,159        455,635         27,136        531,790
 Surrenders and withdrawals                  (17,602)        (11,829)        (46,100)       (13,683)             -        (12,467)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                     91,574         170,634          42,056        272,215            566        196,039
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS         636,927         469,114         624,115        714,167         27,702        715,362
                                        ------------    ------------    ------------   ------------   ------------   ------------
Increase in net assets                       974,655         224,133         191,845        651,130         22,463        322,961
Net assets at beginning of period            539,736         291,456       1,359,820        454,109              -        915,386
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD             $  1,514,391    $    515,589    $  1,551,665   $  1,105,239   $     22,463   $  1,238,347
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                          $      23.74    $      23.49    $      47.27   $      30.62   $      38.80   $      28.84
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                63,791          21,949          32,826         36,095            579         42,939
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)           $    (67,506)   $     (6,147)   $    (35,121)  $      6,124   $          -   $    (63,005)
 Net realized and unrealized
   investment gains (losses)                (442,146)         50,968         200,533         53,030              -        212,299
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  (509,652)         44,821         165,412         59,154              -        149,294
                                        ------------    ------------    ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                       672,068         149,226         813,146        190,974              -        344,008
 Surrenders and withdrawals                   (3,707)         (1,485)        (25,742)          (972)             -         (3,708)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                     53,687         (32,320)        126,761         36,116              -        139,533
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS         722,048         115,421         914,165        226,118              -        479,833
                                        ------------    ------------    ------------   ------------   ------------   ------------
Increase in net assets                       212,396         160,242       1,079,577        285,272              -        629,127
Net assets at beginning of period            327,340         131,214         280,243        168,837              -        286,259
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD             $    539,736    $    291,456    $  1,359,820   $    454,109   $          -   $    915,386
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                          $      29.15    $      55.15    $      64.38   $      32.23   $          -   $      37.94
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                18,516           5,285          21,122         14,090              -         24,127
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)           $    (22,765)   $     (3,424)   $     (6,097)  $     (9,436)  $          -   $    (22,642)
 Net realized and unrealized
   investment gains (losses)                  46,063           4,449          44,836         22,499              -         40,816
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    23,298           1,025          38,739         13,063              -         18,174
                                        ------------    ------------    ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                       246,088          88,005         171,948        119,140              -        214,349
 Surrenders and withdrawals                   (1,201)           (313)         (1,636)        (1,360)             -           (734)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                     36,435          26,949          37,058         26,519              -         27,749
                                        ------------    ------------    ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS         281,322         114,641         207,370        144,299              -        241,364
                                        ------------    ------------    ------------   ------------   ------------   ------------
Increase in net assets                       304,620         115,666         246,109        157,362              -        259,538
Net assets at beginning of period             22,720          15,548          34,134         11,475              -         26,721
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD             $    327,340    $    131,214    $    280,243   $    168,837   $          -   $    286,259
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                          $      24.44    $      43.97    $      53.22   $      28.87   $          -   $      21.47
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                13,394           2,984           5,266          5,848              -         13,333
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      FIRST EAGLE      VAN ECK
                                                             MFS            MFS            MFS           SOGEN        WORLDWIDE
                                              MFS        GROWTH WITH      LIMITED         TOTAL         OVERSEAS         HARD
FOR THE YEAR ENDED                          RESEARCH        INCOME        MATURITY        RETURN        VARIABLE        ASSETS
DECEMBER 31, 2000                            SERIES         SERIES         SERIES         SERIES          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $    (24,441)  $    (50,394)  $     (7,402)  $    (22,433)  $     (8,104)  $     (2,899)
 Net realized and unrealized investment
   gains (losses)                              (90,812)       (12,665)         8,145         60,277          5,177          2,931
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (115,253)       (63,059)           743         37,844         (2,927)            32
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         180,973        155,714          4,741        168,024         61,526         10,606
 Surrenders and withdrawals                     (6,591)       (24,747)          (508)        (5,715)        (6,214)          (999)
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                        48,601        (81,989)       (78,468)        (4,310)        (3,545)        (3,362)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           222,983         48,978        (74,235)       157,999         51,767          6,245
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets              107,730        (14,081)       (73,492)       195,843         48,840          6,277
Net assets at beginning of period              426,278        501,869         73,509        341,613        288,735         23,365
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    534,008   $    487,788   $         17   $    537,456   $    337,575   $     29,642
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      20.80   $      21.01   $      10.40   $      19.59   $      14.01   $      12.07
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  25,673         23,217              2         27,435         24,095          2,456
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $    (37,252)  $    (40,340)  $     (5,074)  $    (16,970)  $    (29,883)  $     (2,386)
 Net realized and unrealized
   investment gains (losses)                    69,228         24,226         (3,334)       (10,189)        81,023          2,599
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      31,976        (16,114)        (8,408)       (27,159)        51,140            213
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         187,325        301,314         42,954        243,333         94,031         14,568
 Surrenders and withdrawals                     (1,274)        (2,829)          (315)          (547)         2,448            (75)
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                         2,955          8,922        (14,192)        (2,322)         6,797         (1,744)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           189,006        307,407         28,447        240,464        103,276         12,749
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         220,982        291,293         20,039        213,305        154,416         12,962
Net assets at beginning of period              205,296        210,576         53,470        128,308        134,319         10,403
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    426,278   $    501,869   $     73,509   $    341,613   $    288,735   $     23,365
=================================================================================================================================
NET ASSET VALUE PER UNIT
 AT END OF PERIOD                         $      23.34   $      21.31   $       9.81   $      17.75   $      14.18   $      10.96
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  18,264         23,551          7,493         19,246         20,362          2,132
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $    (15,787)  $    (18,580)  $     (4,763)  $     (5,524)  $    (14,549)  $       (417)
 Net realized and unrealized
   investment gains (losses)                    18,836         12,276           (499)         6,093         (3,210)        (3,800)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       3,049         (6,304)        (5,262)           569        (17,759)        (4,217)
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         173,364        141,269         47,751         97,181        135,934          9,690
 Surrenders and withdrawals                     (2,718)        (2,367)          (363)          (194)        (2,482)          (156)
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                        11,059         51,081             (7)        28,785          5,437           (816)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           181,705        189,983         47,381        125,772        138,889          8,718
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         184,754        183,679         42,119        126,341        121,130          4,501
Net assets at beginning of period               20,542         26,897         11,351          1,967         13,189          5,902
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    205,296   $    210,576   $     53,470   $    128,308   $    134,319   $     10,403
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      19.05   $      20.11   $      10.16   $      18.12   $      10.07   $       9.20
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  10,777         10,471          5,263          7,081         13,339          1,131
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           VAN ECK      JANUS ASPEN                                  JANUS ASPEN     JANUS ASPEN
                                          WORLDWIDE        SERIES      JANUS ASPEN    JANUS ASPEN       SERIES         SERIES
                                           EMERGING       CAPITAL         SERIES         SERIES        FLEXIBLE     INTERNATIONAL
FOR THE YEAR ENDED                         MARKETS      APPRECIATION      GROWTH        BALANCED        INCOME         GROWTH
DECEMBER 31, 2000                            FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)            $    (11,310)  $   (47,782)   $   (12,309)   $     1,492    $    (1,667)   $     (9,642)
 Net realized and unrealized
   investment gains (losses)                  (55,257)      (93,600)      (104,230)       (19,729)           367         (84,251)
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (66,567)     (141,382)      (116,539)       (18,237)        (1,300)        (93,893)
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         64,516       448,672        362,846        105,376          7,491         279,737
 Surrenders and withdrawals                      (841)         (769)        (7,434)             -           (237)         (6,058)
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                      15,665       (55,451)        87,037         87,994         27,718          79,904
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           79,340       392,452        442,449        193,370         34,972         353,583
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         12,773       251,070        325,910        175,133         33,672         259,690
Net assets at beginning of period              85,808       231,654        118,851         12,142            216          31,390
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD              $     98,581   $   482,724    $   444,761    $   187,275    $    33,888    $    291,080
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                           $       8.29   $     26.79    $     26.48    $     24.31    $     11.46    $      30.90
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                 11,892        18,019         16,796          7,704          2,957           9,420
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)            $     (6,313)  $    (1,783)   $      (817)   $      (149)   $       (38)   $       (351)
 Net realized and unrealized
   investment gains (losses)                   32,277        62,640         16,076          1,051              1          15,876
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     25,964        60,857         15,259            902            (37)         15,525
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         40,337       170,800        103,592         11,240            253          15,865
 Surrenders and withdrawals                    (1,098)            -              -              -              -               -
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                       1,766            (3)             -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           41,005       170,797        103,592         11,240            253          15,865
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         66,969       231,654        118,851         12,142            216          31,390
Net assets at beginning of period              18,839             -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD              $     85,808   $   231,654    $   118,851    $    12,142    $       216    $     31,390
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                           $      14.26   $     33.17    $     33.65    $     27.92    $     11.42    $      38.67
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  6,017         6,984          3,532            435             19             812
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)            $     (3,614)  $         -    $         -    $         -    $         -    $          -
 Net realized and unrealized
   investment gains (losses)                   (3,708)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     (7,322)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         20,390             -              -              -              -               -
 Surrenders and withdrawals                      (296)            -              -              -              -               -
 Transfers in (out of)
   subaccounts/fixed accounts, net-
   Note 1                                        (690)            -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           19,404             -              -              -              -               -
                                         ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         12,082             -              -              -              -               -
Net assets at beginning of period               6,757             -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD              $     18,839   $         -    $         -    $         -    $         -    $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                           $       7.12   $         -    $         -    $         -    $         -    $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                  2,646             -              -              -              -               -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             JANUS
                                             ASPEN                                       AMERICAN                     TEMPLETON
                                             SERIES        ALLIANCE       ALLIANCE      CENTURY VP      AMERICAN      DEVELOPING
                                           WORLDWIDE       PREMIER       GROWTH AND      INCOME &      CENTURY VP      MARKETS
FOR THE YEAR ENDED                           GROWTH         GROWTH         INCOME         GROWTH         VALUE        SECURITIES
DECEMBER 31, 2000                          PORTFOLIO      PORTFOLIO      PORTFOLIO         FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $     (9,363)  $     (1,522)  $     (1,784)  $       (207)  $        (87)  $       (145)
 Net realized and unrealized
   investment gains (losses)                   (92,900)       (14,771)         1,757             (6)           155              3
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (102,263)       (16,293)           (27)          (213)            68           (142)
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                         308,715         36,228         13,111            309          3,299          1,516
 Surrenders and withdrawals                       (328)             -              -              -              -              -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                        66,310         24,702         47,205            697            419              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS           374,697         60,930         60,316          1,006          3,718          1,516
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                         272,434         44,637         60,289            793          3,786          1,374
Net assets at beginning of period               94,996              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $    367,430   $     44,637   $     60,289   $        793   $      3,786   $      1,374
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      36.98   $      31.93   $      23.06   $       7.11   $       6.67   $       5.22
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                   9,936          1,398          2,614            112            568            263
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $       (808)  $          -   $          -   $          -   $          -   $          -
 Net realized and unrealized
   investment gains (losses)                    29,492              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      28,684              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                          66,312              -              -              -              -              -
 Surrenders and withdrawals                          -              -              -              -              -              -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                             -              -              -              -              -              -
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS            66,312              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                          94,996              -              -              -              -              -
Net assets at beginning of period                    -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $     94,996   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $      47.75   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                   1,989              -              -              -              -              -
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)             $          -   $          -   $          -   $          -   $          -   $          -
 Net realized and unrealized
   investment gains (losses)                         -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums/deposits                               -              -              -              -              -              -
 Surrenders and withdrawals                          -              -              -              -              -              -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                             -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                 -              -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------   ------------
Increase in net assets                               -              -              -              -              -              -
Net assets at beginning of period                    -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD               $          -   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                            $          -   $          -   $          -   $          -   $          -   $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                       -              -              -              -              -              -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                        MORGAN
                                                                                                        MORGAN         STANLEY
                                                         TEMPLETON        LAZARD         LAZARD         STANLEY        EMERGING
                                                           ASSET        RETIREMENT     RETIREMENT    INTERNATIONAL     MARKETS
FOR THE YEAR ENDED                                        STRATEGY        EQUITY       SMALL CAP        MAGNUM          EQUITY
DECEMBER 31, 2000                                           FUND        PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                           $          -   $          2   $       (141)  $        (88)   $        227
 Net realized and unrealized
   investment gains (losses)                                       -              7            165            (56)         (1,907)
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                         -              9             24           (144)         (1,680)
                                                        ------------   ------------   ------------   ------------    ------------
From capital transactions:
 Net premiums/deposits                                             -            551          3,312          1,325           4,983
 Surrenders and withdrawals                                        -              -              -              -               -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                                           -              -          1,338            532             139
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                               -            551          4,650          1,857           5,122
                                                        ------------   ------------   ------------   ------------    ------------
Increase in net assets                                             -            560          4,674          1,713           3,442
Net assets at beginning of period                                  -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                        -   $        560   $      4,674   $      1,713    $      3,442
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                                          $      19.13   $      10.20   $      11.75   $      11.78    $       7.09
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                                     -             55            398            145             485
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                           $          -   $          -   $          -   $          -    $          -
 Net realized and unrealized
   investment gains (losses)                                       -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                         -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
From capital transactions:
 Net premiums/deposits                                             -              -              -              -               -
 Surrenders and withdrawals                                        -              -              -              -               -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                                           -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                               -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Increase in net assets                                             -              -              -              -               -
Net assets at beginning of period                                  -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                             $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                                          $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                                     -              -              -              -               -
=================================================================================================================================
FOR THE YEAR ENDED
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                           $          -   $          -   $          -   $          -    $          -
 Net realized and unrealized
   investment gains (losses)                                       -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                         -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
From capital transactions:
 Net premiums/deposits                                             -              -              -              -               -
 Surrenders and withdrawals                                        -              -              -              -               -
 Transfers in (out of) subaccounts/fixed
   accounts, net- Note 1                                           -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL TRANSACTIONS                               -              -              -              -               -
                                                        ------------   ------------   ------------   ------------    ------------
Increase in net assets                                             -              -              -              -               -
Net assets at beginning of period                                  -              -              -              -               -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                             $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
NET ASSET VALUE PER UNIT AT
 END OF PERIOD                                          $          -   $          -   $          -   $          -    $          -
=================================================================================================================================
UNITS OUTSTANDING AT
 END OF PERIOD                                                     -              -              -              -               -
=================================================================================================================================

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNAF"). Loews Corporation owned approximately 87% of the outstanding common stock of CNAF at December 31, 2000.

      VFL sells a wide range of life insurance products, including the Capital Select Variable Life Policy ("Policy"). Under the terms of the Policy, policyholders select where the net purchase payments of the Policy are invested. The policyholder may choose to invest in either the Variable Account, or Fixed Account I or Fixed Account II (collectively, the "Fixed Accounts") or both the Variable Account and the Fixed Accounts.

      The Variable Account currently offers 35 subaccounts each of which invests in shares of corresponding funds (Funds), in which the policyholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:                                        INVESTMENT ADVISOR:
FUND/SUBACCOUNT                                            FUND/SUBACCOUNT
-----------------------------------------------------      -----------------------------------------------------
FEDERATED INVESTMENT MANAGEMENT COMPANY:                   JANUS CAPITAL CORPORATION:
  Federated Prime Money Fund II                            Janus Aspen Series Capital Appreciation Portfolio
  Federated Utility Fund II                                Janus Aspen Series GrowthPortfolio
  Federated High Income Bond Fund II                       Janus Aspen Series Balanced Portfolio
                                                           Janus Aspen Series Flexible Income Portfolio
FIDELITY MANAGEMENT & RESEARCH                             Janus Aspen Series International Growth Portfolio
COMPANY:                                                   Janus Aspen Series Worldwide Growth Portfolio
  Fidelity Variable Insurance Products Fund Equity-
    Income Portfolio ("Fidelity Equity-Income              ALLIANCE CAPITAL MANAGEMENT, L.P.:
Portfolio")                                                Alliance Premier Growth Portfolio *
  Fidelity Variable Insurance Products Fund II Asset       Alliance Growth and Income Portfolio *
    Manager Portfolio ("Fidelity Asset Manager
Portfolio")                                                AMERICAN CENTURY INVESTMENT
  Fidelity Variable Insurance Products Fund II Index       MANAGEMENT, INC:
500                                                        American Century VP Income & Growth Fund *
    Portfolio ("Fidelity Index 500 Portfolio")             American Century VP Value Fund *
  Fidelity Variable Insurance Products Fund II
Contrafund                                                 ARNOLD AND S. BLEICHROEDER ADVISERS, INC.:
    Portfolio ("Fidelity Contrafund Portfolio")            First Eagle SoGen Overseas Variable Fund
FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio *

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT ADVISOR:                                        INVESTMENT ADVISOR:
FUND/SUBACCOUNT                                            FUND/SUBACCOUNT
-----------------------------------------------------      -----------------------------------------------------
MFS INVESTMENT MANAGEMENT:                                 TEMPLETON ASSET MANAGEMENT, LTD.:
  MFS Emerging Growth Series                               Templeton Developing Markets Securities Fund *
  MFS Research Series
  MFS Growth with Income Series                            TEMPLETON INVESTMENT COUNSEL, INC.:
  MFS Limited Maturity Series                              Templeton Asset Strategy Fund *
    (Closed to new investments)
  MFS Total Return Series                                  LAZARD ASSET MANAGEMENT:
                                                           Lazard Retirement Equity Portfolio *
VAN ECK ASSOCIATES CORPORATION:                            Lazard Retirement Small Cap Portfolio *
  Van Eck Worldwide Hard Assets Fund
  Van Eck Worldwide Emerging Markets Fund                  MORGAN STANLEY ASSET MANAGEMENT:
                                                           Morgan Stanley International Magnum Portfolio *
                                                           Morgan Stanley Emerging Markets Equity Portfolio *

* Subaccount was available for allocations as of March 1, 2000.

      The Fixed Account I is part of the General Account that offers a guaranteed uniform interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

      The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The policyholder (before the maturity date, while the policyholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any subaccount(s).

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between fair value and cost are reflected as net unrealized investment gains (losses) in the accompanying financial statements.

      INVESTMENT INCOME--Investment income consists of dividends declared by the Funds which are recognized on the date of record.

      REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

      FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to policyholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. CHARGES AND DEDUCTIONS

      Monthly deductions are made from each policyholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the policyholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the policyholder's investments in such accounts.

      VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

      VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the policyholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the subaccounts.

      VFL permits 12 transfers between and among the subaccounts (one of which can be from the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

NOTE 4. DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
                               DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5. DERIVATIVE INSTRUMENTS

      In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", which is effective for all fiscal years beginning after June 15, 2000. This statement requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to change in the fair value or a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

      The Variable Account intends to adopt SFAS 133 effective January 1, 2001. The Variable Account management does not expect the initial adoption of SFAS 133 to have a significant impact on the financial position or results of operations of the subaccounts.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2000 and 1999, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule
III -- Supplementary Insurance Information and Schedule V -- Valuation and Qualifying Accounts and Reserves. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP

Chicago, Illinois
March 27, 2001

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                         2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Revenues:
  Net earned premiums                                         $250,519   $310,719   $315,599
  Net investment income                                         46,665     39,148     35,539
  Realized investment (losses) gains                            (5,289)   (19,081)    16,967
  Other revenues                                                 9,412      4,545      7,959
                                                              --------   --------   --------
                                                               301,307    335,331    376,064
                                                              --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits                 235,149    291,547    301,900
  Amortization of deferred acquisition costs                    14,428     13,942     11,807
  Other operating expenses                                      20,992     23,740     35,813
                                                              --------   --------   --------
                                                               270,569    329,229    349,520
                                                              --------   --------   --------
     Income before income tax expense and cumulative effect
       of change in accounting principle                        30,738      6,102     26,544
Income tax expense                                              10,814      2,087      9,091
                                                              --------   --------   --------
     Income before cumulative effect of change in accounting
       principle                                                19,924      4,015     17,453
Cumulative effect of change in accounting principle, net of
  tax                                                               --       (234)        --
--------------------------------------------------------------------------------------------
     NET INCOME                                               $ 19,924   $  3,781   $ 17,453
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

-------------------------------------------------------------------------------------
DECEMBER 31,                                                     2000         1999
-------------------------------------------------------------------------------------
(In thousands of dollars, except share data)
ASSETS
  Investments:
     Fixed maturity securities available-for-sale (amortized
      cost: $556,302 and $548,444)                            $  557,866   $  530,512
     Equity securities available-for-sale (cost: $9,994 and
      $0)                                                         10,215           51
     Policy loans                                                 98,178       93,575
     Other invested assets                                            87          433
     Short-term investments                                       62,429       24,714
                                                              ----------   ----------
       Total investments                                         728,775      649,285
  Cash                                                             9,319        3,529
  Receivables:
     Reinsurance ($2,128,409 and $2,084,800 from Assurance)    2,770,755    2,414,553
     Premium and other                                            67,163       82,852
     Allowance for doubtful accounts                                 (28)         (12)
  Deferred acquisition costs                                     126,352      127,297
  Accrued investment income                                       12,551       11,066
  Receivables for securities sold                                     --        2,426
  Federal income tax recoverable (from Assurance)                     --        4,316
  Other assets                                                     6,280        4,883
  Separate Account business                                      532,017      209,183
-------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits                                   $3,038,477   $2,751,396
     Claims and claim expense                                    110,418      139,653
     Policyholders' funds                                         40,338       43,466
  Payables for securities purchased                                   --        2,421
  Federal income taxes payable (to Assurance)                      9,536           --
  Deferred income taxes                                            9,040        2,694
  Due to affiliates                                               84,042       12,435
  Commissions and other payables                                 144,888       95,976
  Separate Account business                                      532,017      209,183
                                                              ----------   ----------
       TOTAL LIABILITIES                                       3,968,756    3,257,224
                                                              ----------   ----------
Commitments and contingent liabilities (Notes 1 and 10)
Stockholder's Equity:
  Common stock ($50 par value; Authorized 200,000 shares;
     Issued 50,000 shares)                                         2,500        2,500
  Additional paid-in capital                                      69,150       69,150
  Retained earnings                                              211,388      191,464
  Accumulated other comprehensive income (loss)                    1,390      (10,960)
                                                              ----------   ----------
       TOTAL STOCKHOLDER'S EQUITY                                284,428      252,154
-------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY             $4,253,184   $3,509,378
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------
DECEMBER 31,                                                  2000        1999        1998
---------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                $  19,924   $   3,781   $  17,453
  Adjustments to reconcile net income to net cash flows
     from operating activities:
  Cumulative effect of changes in accounting principle,
     net of tax                                                    --         234          --
  Deferred income tax provision                                (1,159)      4,924       2,058
  Net realized investment losses (gains), pre-tax               5,289      19,081     (16,967)
  Accretion of bond discount                                   (4,216)     (2,999)     (4,821)
  Changes in:
     Receivables, net                                        (318,672)   (300,832)   (544,920)
     Deferred acquisition costs                               (14,240)    (13,866)    (16,746)
     Accrued investment income                                 (1,485)     (3,345)     (2,476)
     Due to affiliates                                         64,985     (10,489)     37,945
     Federal income taxes payable and recoverable              13,852     (10,784)        493
     Insurance reserves                                       291,444     380,939     541,560
     Commissions and other payables and other                  45,175      25,408     (18,804)
     Transfer of Federal Employee Health Benefits Plan          6,622          --          --
     Transfer of Life Re business                              (4,134)         --          --
                                                            ---------   ---------   ---------
       Total adjustments                                       83,461      88,271     (22,678)
                                                            ---------   ---------   ---------
       NET CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES     103,385      92,052      (5,225)
                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturity securities                     (695,586)  (1,512,848)  (744,431)
  Proceeds from fixed maturity securities:
     Sales                                                    618,202   1,339,905     741,277
     Maturities, calls and redemptions                         65,727      58,263      33,635
  Purchases of equity securities                               (9,994)         --          (5)
  Proceeds from sale of equity securities                          --       2,647           5
  Change in short-term investments                            (34,527)     59,455     (73,233)
  Change in policy loans                                       (4,603)    (19,424)     (7,179)
  Change in other invested assets                                (115)        205         (82)
                                                            ---------   ---------   ---------
       NET CASH FLOWS USED IN INVESTING ACTIVITIES            (60,896)    (71,797)    (50,013)
                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts                                     11,240      15,901      30,007
  Return of policyholder account balances on investment
     contracts                                                (47,939)    (36,377)    (25,584)
  Capital contribution from Assurance                              --          --      30,000
                                                            ---------   ---------   ---------
       NET CASH FLOWS (USED IN) FROM FINANCING ACTIVITIES     (36,699)    (20,476)     34,423
                                                            ---------   ---------   ---------
       NET CASH FLOWS                                           5,790        (221)    (20,815)
Cash at beginning of period                                     3,529       3,750      24,565
---------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                       $   9,319   $   3,529   $   3,750
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Supplemental disclosures of cash flow information:
       Federal income taxes (refunded) or paid              $  (1,924)  $   8,260   $   6,651
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

-------------------------------------------------------------------------------------------------------------
                                                                                 Accumulated
                                                                                    Other
                                        Additional   Comprehensive              Comprehensive       Total
                               Common    Paid-in        Income       Retained      Income       Stockholder's
                               Stock     Capital        (Loss)       Earnings      (Loss)          Equity
-------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Balance, December 31, 1997     $2,500    $39,150                     $170,230     $  4,380        $216,260

Capital contribution from
  Assurance                       --      30,000                          --            --          30,000
Comprehensive income:
  Net income                      --          --       $ 17,453       17,453            --          17,453
  Other comprehensive income      --          --            107           --           107             107
                                                       --------
Total comprehensive income                             $ 17,560
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998     2,500      69,150                     187,683         4,487         263,820

Comprehensive income (loss):
  Net income                      --          --       $  3,781        3,781            --           3,781
  Other comprehensive loss        --          --        (15,447)          --       (15,447)        (15,447)
                                                       --------
Total comprehensive loss                               $(11,666)
                                                       ========
-------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999     2,500      69,150                     191,464       (10,960)        252,154

Comprehensive income:
  Net income                      --          --       $ 19,924       19,924            --          19,924
  Other comprehensive income      --          --         12,350           --        12,350          12,350
                                                       --------
Total comprehensive income                             $ 32,274
                                                       ========
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000     $2,500    $69,150                     $211,388     $  1,390        $284,428
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly owned subsidiary of Continental Casualty Company (Casualty) which is wholly owned by CNA Financial Corporation (CNAF). As of December 31, 2000, Loews Corporation owned approximately 87% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form includes life insurance, pension products and accident and health insurance. VFL also markets a portfolio of variable Separate Account products, consisting primarily of annuity and universal life products. These products offer policyholders the option of allocating payments to one or more variable investment portfolios or to a guaranteed income account or both. Cash receipts and deposits received for the variable Separate Accounts are invested in investment portfolios, as allocated by the contractholders, where the investment risk is borne by the contractholder. Cash receipts and deposits received for these products that are allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time.

     The operations and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Earned premium revenue- Revenues on interest sensitive type contracts are comprised of contract charges and fees, which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the duration of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Premiums for other life insurance products and annuities are recognized as revenue when due, after deductions for ceded insurance.

     Claim and claim adjustment expense reserves- Claim and claim adjustment expense reserves represent management's estimates of ultimate liabilities based on currently available facts and case law. The ultimate liability may vary significantly from such estimates. VFL regularly reviews its reserves, and any adjustments to the previously established reserves are recognized in operating income in the period that the need for such adjustments becomes apparent.

     Future policy benefits reserves- Reserves for traditional life insurance products (whole and term life products) and long-term care products are computed using the net level premium method, which incorporates actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions generally vary by plan, age at issue and policy duration, and include a margin for adverse deviation. Interest rates range from 3% to 9% and mortality, morbidity and withdrawal assumptions are based on VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of

                      VALLEY FORGE LIFE INSURANCE COMPANY
inflation and expenses to be incurred beyond the premium paying period. Reserves for interest sensitive contracts are equal to the account balances that accrue to the benefit of the contractholders. Interest crediting rates ranged from 4.30% to 6.85% for the three years ended December 31, 2000.

     Insurance-related assessments- VFL's participation in involuntary risk pools is mandatory and is generally a function of its proportionate share of the voluntary market, by line of insurance, in each state in which it does business. In the first quarter of 1999, VFL adopted Statement of Position No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable, when it can be reasonably estimated and when the event obligating the entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after-tax charge of $234 thousand as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for prior periods was not significant. Insurance related assessment liabilities are not discounted or recorded net of premium taxes. These liabilities are included as part of other liabilities in the balance sheets.

     Reinsurance- Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and reported as a recoverable in the balance sheets. Reinsurance contracts that do not meet the criteria for risk transfer are recorded in accordance with Statement of Position No. 98-7, Deposit Accounting:
Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk.

     In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs.

     Deferred acquisition costs- Life insurance business acquisition costs are deferred and amortized based on assumptions consistent with those used for computing future policy benefits reserves. Such costs include commissions, premium taxes and certain underwriting and policy issuance costs. Anticipated investment income is considered in the determination of the recoverability of deferred acquisition costs. Deferred acquisition costs on traditional life business are amortized over the assumed premium paying periods. The amortization of deferred acquisition costs for interest sensitive and annuity contracts are matched to the recognition of gross profits on these contracts. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had they actually been realized, an adjustment is recorded to deferred acquisition costs and to unrealized investment gains or losses.

INVESTMENTS

     Valuation of investments- VFL classifies its fixed maturity securities (bonds and redeemable preferred stocks) and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, and such adjustments are included in net investment income. Changes in fair value are reported as a component of other comprehensive income. Investments are written down to estimated fair value and losses are recognized in income when a decline is determined to be other than temporary.

     Policy loans are carried at unpaid balances. Short-term investments are carried at amortized cost, which approximates market value. VFL has no investments in real estate or mortgage loans.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Investments in derivative securities are carried at fair value at the reporting date, and changes in fair value are recognized in realized investment gains and losses. VFL's derivative investments are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost or amortized cost of the specific securities sold.

     Securities lending activities- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash or 102% if the collateral is securities. Cash deposits from these transactions are invested in short-term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 2000 or 1999.

     Separate Account business- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of certain of these contracts and policies are legally segregated and reported as assets and liabilities of Separate Account business. VFL guarantees principal and a specified return to the contractholders on approximately 16.9% and 15.7% of the Separate Account assets at December 31, 2000 and 1999. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values. Investment income and realized capital gains and losses of the Separate Account business accrue directly to the contractholders and, therefore, are not included in VFL's statement of operations. Revenues to VFL from the Separate Account business consist of contract maintenance fees, administration fees and mortality and expense risk charges, and are included in other revenue.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method, deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2000, VFL adopted the American Institute of Certified Public Accountants' Statement of Position No. 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk (SOP 98-7). Adoption of SOP 98-7 did not have a significant impact on the results of operations or the equity of VFL.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements (SAB
101). SAB 101 summarizes the SEC Staff's view in applying GAAP to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, was effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, did not have a significant impact on the results of operations or the equity of VFL.

     In 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 was subsequently amended by Statement of Financial Accounting Standard No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which delayed the effective date of SFAS 133 by one year, and Statement of Financial Accounting Standards No. 138,

                      VALLEY FORGE LIFE INSURANCE COMPANY

Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138). SFAS 138 addresses a limited number of issues causing implementation difficulties for entities applying SFAS 133. SFAS 133 requires that an entity recognize all derivative instruments as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as a hedge of the exposures to changes in the fair value, cash flows of foreign currencies, or a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

     VFL has adopted SFAS 133 effective January 1, 2001. The transition adjustments resulting from adoption must be reported in net income or other comprehensive income, as appropriate, as the cumulative effect of a change in accounting principle. Adoption of SFAS 133 will not have a significant impact on the equity or results of operations of VFL. VFL already carries its investment-related derivatives at fair value and the resulting changes in fair values are recognized through net income.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

-------------------------------------------------------------------------------------------
                                   NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------
                  Year ended December 31,                        2000      1999      1998
-------------------------------------------------------------------------------------------
(In thousands of dollars)
Interest:
  Fixed maturity securities -- Taxable bonds                    $36,879   $30,851   $27,150
  Policy loans                                                    6,011     4,963     4,760
  Short-term investments                                          3,798     2,969     3,803
Dividend and other:
  Equity securities                                                 227        54        72
  Other                                                             271       778       105
                                                                -------   -------   -------
Gross investment income                                          47,186    39,615    35,890
Investment expense                                                  521       467       351
-------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                         $46,665   $39,148   $35,539
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

------------------------------------------------------------------------------------------
NET INVESTMENT APPRECIATION (DEPRECIATION)
------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                        2000       1999      1998
------------------------------------------------------------------------------------------
(In thousands of dollars)
Realized investment (losses) gains:
  Fixed maturity securities:
     Gross realized gains                                     $ 2,648   $  4,399   $17,604
     Gross realized losses                                     (7,350)   (25,380)     (697)
                                                              -------   --------   -------
  Net realized (losses) gains on fixed maturity securities     (4,702)   (20,981)   16,907
  Equity securities:
     Gross realized gains                                          --      1,667        --
                                                              -------   --------   -------
  Net realized (losses) gains on equity securities                 --      1,667        --
  Other realized investment (losses) gains                       (587)       233        60
                                                              -------   --------   -------
                                                               (5,289)   (19,081)   16,967
Income tax benefit (expense)                                    1,851      6,679    (5,938)
                                                              -------   --------   -------
          Net realized investment (losses) gains               (3,438)   (12,402)   11,029
                                                              -------   --------   -------
Net change in unrealized appreciation (depreciation) in
  investments:
  Fixed maturity securities                                    19,496    (23,813)      441
  Equity securities                                               171     (1,186)      (42)
  Adjustment to deferred policy acquisition costs related to
     unrealized (losses) gains and other                         (667)     1,235      (235)
                                                              -------   --------   -------
                                                               19,000    (23,764)      164
Deferred income tax (expense) benefit                          (6,650)     8,317       (57)
                                                              -------   --------   -------
     Net change in unrealized appreciation (depreciation) in
       investments                                             12,350    (15,447)      107
------------------------------------------------------------------------------------------
     NET REALIZED AND CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) IN INVESTMENTS                            $ 8,912   $(27,849)  $11,136
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME
-------------------------------------------------------------------------------------------------------
                                                    2000                              1999
                                        -----------------------------    ------------------------------
DECEMBER 31                              GAINS      LOSSES      NET      GAINS      LOSSES       NET
-------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Fixed maturity securities               $  9,327    $(7,763)   $1,564    $  666    $(18,598)   $(17,932)
Equity securities                            222         --       222        51          --          51
Adjustment to deferred policy
  acquisition costs related to
  unrealized
  (losses) gains and other                 1,789     (1,436)      353     1,468        (448)      1,020
-------------------------------------------------------------------------------------------------------
                                        $ 11,338    $(9,199)    2,139    $2,185    $(19,046)    (16,861)
                                        ===================              ==================
Deferred income tax (expense) benefit                            (749)                            5,901
-------------------------------------------------------------------------------------------------------
     NET UNREALIZED INVESTMENT GAINS
     (LOSSES)                                                  $1,390                          $(10,960)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY
AND EQUITY SECURITIES AVAILABLE FOR SALE

----------------------------------------------------------------------------------------------------
                                                    COST OR       GROSS         GROSS
(IN THOUSANDS OF DOLLARS)                          AMORTIZED    UNREALIZED    UNREALIZED      FAIR
DECEMBER 31, 2000                                    COST         GAINS         LOSSES       VALUE
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $ 18,670       $  434       $  (431)     $ 18,674
Asset-backed securities                             142,774        1,028          (818)      142,983
Corporate securities                                313,026        7,114        (4,964)      315,176
Other debt securities                                81,832          751        (1,550)       81,033
                                                   -------------------------------------------------
  Total fixed maturity securities                   556,302        9,327        (7,763)      557,866
Equity securities                                     9,994          221            --        10,215
----------------------------------------------------------------------------------------------------
  TOTAL                                            $566,296       $9,548       $(7,763)     $568,081
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
December 31, 1999
----------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of government
  agencies                                         $253,041       $   --       $ 6,988      $246,053
Asset-backed securities                             107,275           50         4,200       103,125
Corporate securities                                164,140           98         6,914       157,324
Other debt securities                                23,988          518           496        24,010
                                                   -------------------------------------------------
  Total fixed maturity securities                   548,444          666        18,598       530,512
Equity securities                                        --           51            --            51
----------------------------------------------------------------------------------------------------
  TOTAL                                            $548,444       $  717       $18,598      $530,563
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS IN FIXED MATURITY SECURITIES BY CONTRACTUAL MATURITY

-------------------------------------------------------------------------------------
                                                                AMORTIZED      FAIR
DECEMBER 31, 2000                                                 COST        VALUE
-------------------------------------------------------------------------------------
(In thousands of dollars)
Due in one year or less                                         $     --     $     --
Due after one year through five years                            180,482      184,174
Due after five years through ten years                           152,543      150,662
Due after ten years                                               80,503       80,047
Asset-backed securities not due at a single maturity date        142,774      142,983
-------------------------------------------------------------------------------------
  TOTAL                                                         $556,302     $557,866
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that did not produce income for the years ended December 31, 2000 and 1999. Except for investments in securities of the U.S. Government and its agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 2000.

     Securities with carrying values of $2.7 million were deposited by VFL under requirements of regulatory authorities as of both December 31, 2000 and 1999.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are disclosed for all financial instruments, for which it is practicable to estimate that value, whether or not recognized in the balance sheets. Management attempts to obtain quoted market prices for the purpose of these disclosures. Where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. These techniques are significantly affected by management's assumptions, including discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are not necessarily indicative of the amounts VFL would realize in a current market exchange.

     Non-financial instruments such as deferred acquisition costs and deferred income taxes and certain financial instruments such as insurance reserves and reinsurance receivables are excluded from the fair value disclosures. Therefore, the fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported on the balance sheet for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities approximate fair value because of the short-term nature of these items. These assets and liabilities are not listed in the following table.

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

     The fair values of fixed maturity and equity securities were based on quoted market prices, where available. For securities not actively traded, fair values were estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

     The fair values for policy loans were estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit quality. Loans with similar characteristics were aggregated for purposes of the calculations.

     Premium deposits and annuity contracts were valued based on cash surrender values and the outstanding fund balances.

     Valuation techniques to determine fair value of other invested assets and other separate account business assets consisted of discounting cash flows, obtaining quoted market prices of the investments and comparing the investments to similar instruments of the underlying assets of the investments.

     The fair values of the liabilities for variable separate account business were based on the quoted market values of the underlying assets of each variable separate account, adjusted for policyholder surrender charges. Regarding the general account products, the fair value of annuities with a surrender charge was approximated as the cash surrender value, while the fair value of other funds and annuities was assumed to equal their carrying value, as most of these are of a short-term nature.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The carrying amount and estimated fair value of VFL's financial instrument assets and liabilities are listed below:

------------------------------------------------------------------------------------------------
                                                           2000                    1999
                                                   ---------------------   ---------------------
                                                   CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31,                                        AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------
  (In thousands of dollars)
  FINANCIAL ASSETS
  General account business:
     Fixed maturity securities                     $557,866    $557,866    $530,512    $530,512
     Equity securities                               10,215      10,215          51          51
     Policy loans                                    98,178      90,626      93,575      87,156
     Other                                               87          87         433         433
  Separate Account business:
     Fixed maturity securities                        8,708       8,708      12,999      12,999
     Equity securities (primarily mutual funds)     443,385     443,385     175,772     175,772
     Other                                              117         117         119         119
  FINANCIAL LIABILITIES
  General account business:
     Guaranteed investment contracts                 35,073      35,073      36,218      36,218
     Deferred annuities                              47,380      44,533      60,024      55,884
     Other                                              256         256         367         367
  Separate Account business:
     Variable separate accounts                     518,838     480,071     198,160     186,332
------------------------------------------------------------------------------------------------

     VFL invests in derivative financial instruments in the normal course of business primarily to reduce its exposure to market risk (principally interest rate risk, equity stock price risk and foreign currency risk). Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time. The option purchaser pays a premium to the option seller (writer) for the right to exercise the option. The option seller is obligated to buy (put) or sell (call) the item underlying the contract at a set price, if the option purchaser chooses to exercise.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 2000. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 2000 and 1999 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 2000 and December 31, 1999. The contractual or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these instruments.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with non-performance by the counter-parties to these instruments is generally limited to the gross fair value of the asset related to the instruments recognized in the balance sheet. VFL continuously monitors credit worthiness of its counter-parties. Due to the nature of the derivative securities, VFL does not generally require collateral from its counter-parties.

     The fair value of derivatives generally represents the estimated amounts that VFL would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For derivative financial instruments not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle or quoted market prices of comparable instruments.

     The fair value of derivative financial assets (liabilities) the contractual or notional amounts and net realized gains and losses on derivative financial instruments, in the general account and Separate Accounts at December 31, 2000 and 1999 are shown below. There is no difference between the gross values and net values.

-----------------------------------------------------------------------------------------------
                                                 CONTRACTUAL       FAIR VALUE        RECOGNIZED
                                                  NOTIONAL     -------------------     GAINS
FOR THE YEARS ENDED DECEMBER 31,                   AMOUNT      ASSET   (LIABILITY)    (LOSSES)
-----------------------------------------------------------------------------------------------
(In thousands of dollars)
-----------------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $ 87      $    --       $(268)
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $117      $    --       $  (2)
-----------------------------------------------------------------------------------------------
1999
-----------------------------------------------------------------------------------------------
General account:
  Interest rate caps                               $50,000     $433           --       $ 396
  Commitments to purchase Mortgage backed
     securities                                         --       --           --       $ (30)
-----------------------------------------------------------------------------------------------
TOTAL                                              $50,000     $433           --       $ 366
-----------------------------------------------------------------------------------------------
Separate Accounts:
  Options purchased                                $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
TOTAL                                              $   295     $119           --       $  54
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as

                      VALLEY FORGE LIFE INSURANCE COMPANY
well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices.

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                 2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
Statutory capital and surplus                                 $166,285   $153,097   $147,100
Statutory net income (loss)                                        456      8,319     (8,099)
--------------------------------------------------------------------------------------------

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 2000, dividends of approximately $16.6 million were not subject to prior Insurance Department approval.

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The states in which VFL conducts business will require adoption of Codification (with certain modifications) for the preparation of statutory financial statements effective January 1, 2001. VFL estimates that the adoption of Codification, as modified, will increase statutory capital and surplus as of January 1, 2001 by approximately $1.3 million, which primarily relates to the recognition of deferred tax assets partially offset by establishment of liabilities for insurance related-assessments and pensions.

NOTE 5. COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from transactions with stockholders in their capacity as stockholders. Accumulated other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of comprehensive income (loss) are shown in the following table:

--------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                          2000       1999      1998
--------------------------------------------------------------------------------------------
(In thousand of dollars)
Net income (loss)                                               $19,924   $  3,781   $17,453
Other comprehensive income:
  Change in unrealized gains (losses) on general account
     investments
     Holding gains arising during the period                      9,907    (20,919)    3,991
     Less: unrealized gains at beginning of period included
       in realized gains during the period                       (9,760)     4,080     3,592
                                                                -------   --------   -------
  Net change in unrealized gains (losses) on general account
     investments                                                 19,667    (24,999)      399
  Net change in unrealized gains (losses) on separate
     accounts and other                                            (667)     1,235      (235)
                                                                -------   --------   -------
  Other comprehensive income (loss), before income tax           19,000    (23,764)      164
  Deferred income tax (expense) benefit related to other
     comprehensive income                                        (6,650)     8,317       (57)
                                                                -------   --------   -------
Other comprehensive income (loss), net of tax                    12,350    (15,447)      107
                                                                -------   --------   -------
Total comprehensive income (loss)                               $32,274   $(11,666)  $17,560
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. CNAF's plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering full time employees age 21 or over who have completed at least one year of service. While the benefits for the plans vary, they are generally are based on years of credited service and the employees' highest sixty consecutive months of compensation. Casualty is included in the CNA Retirement Plan and VFL is allocated a share these expenses. The net pension cost allocated to VFL was $0.4 million, $1.0 million, and $1.1 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

     In 2000, employees of Casualty who were employed at December 31, 1999 and remained employed at April 24, 2000 were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forgo earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive enhanced contributions in the Savings and Capital Accumulation Plan (S-CAP) (see Savings Plan discussion below).

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain healthcare and life insurance benefits to eligible retired employees, their covered dependents and their beneficiaries. The funding for these plans is generally to pay covered expenses as they are incurred. Net postretirement benefit cost allocated to VFL was $0.2 million, $0.3 million, and $0.5 million for the years-ended December 31, 2000, 1999, and 1998, respectively.

SAVINGS PLAN

     Casualty employees are eligible to participate in the S-CAP, which is a contributory plan that allows most employees to contribute a maximum of 13% of their eligible compensation, subject to certain limitations prescribed by the Internal Revenue Service. Casualty contributes an amount equal to 70% of the first 6% of salary contributed by the employee. VFL is allocated a share of the S-CAP expenses incurred by Casualty.

     As noted above, during 2000 Casualty employees were required to make a choice regarding their continued participation in the pension plan. Employees who elected to forego earning additional benefits in the pension plan and all employees hired by Casualty on or after January 1, 2000 receive a company contribution of 3% or 5% of their eligible compensation, depending on their age. In addition, these employees are eligible to receive an additional discretionary contribution of up to 2% of eligible compensation and an additional company match of up to 80% of the first 6% of salary contributed by the employee. These contributions are made at the discretion of management and are contributed to participant accounts in the first quarter of the following year.

     CNAF contributions allocated to and expensed by VFL for the S-CAP were $0.6 million, $0.2 million, and $0.2 million for the years ended December 31, 2000, 1999, and 1998, respectively.

NOTE 7.  INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $173.8 million, and $151.6 million at December 31, 2000 and 1999, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million and $5.4 million at December 31, 2000 and 1999 respectively. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     A reconciliation between VFL's federal income tax expense at statutory rates and the recorded income tax expense before the cumulative effect of a 1999 change in accounting principle is as follows:

----------------------------------------------------------------------------------------------
                                                  % OF               % of               % of
                                                 PRE-TAX            Pre-tax            Pre-tax
       YEAR ENDED DECEMBER 31           2000     INCOME     1999    INCOME     1998    INCOME
----------------------------------------------------------------------------------------------
(In thousands of dollars)
Income taxes at statutory rates        $10,758    35.0     $2,136    35.0     $9,290    35.0
Other                                       56     0.2        (49)   (0.8)      (199)   (0.8)
----------------------------------------------------------------------------------------------
INCOME TAX AT EFFECTIVE RATES          $10,814    35.2     $2,087    34.2     $9,091    34.2
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

     The components of income tax expense are as follows:

----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31                                         2000      1999      1998
----------------------------------------------------------------------------------------
(In thousands of dollars)
Current tax expense (benefit)                                 $11,973   $(2,837)  $7,033
Deferred tax expense                                           (1,159)    4,924    2,058
----------------------------------------------------------------------------------------
  TOTAL INCOME TAX EXPENSE                                    $10,814   $ 2,087   $9,091
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

     Significant components of VFL's net deferred tax liabilities as of December 31, 2000 and 1999 are shown in the table below:

---------------------------------------------------------------------------------
DECEMBER 31,                                                    2000       1999
---------------------------------------------------------------------------------
(In thousands of dollars)
Insurance reserves                                            $ 26,491   $ 20,715
Deferred acquisition costs                                     (48,730)   (45,457)
Investment valuation                                             4,925      4,166
Net unrealized gains                                              (749)     5,901
Annuity deposits and other                                       1,170      9,349
Life Re Sale                                                     6,130         --
Other, net                                                       1,723      2,632
---------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITIES                                $ (9,040)  $ (2,694)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     At December 31, 2000, gross deferred tax assets and liabilities amounted to $42.0 million and $51.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1999, amounted to $44.3 million and $47.0 million, respectively.

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge VFL of its primary liability to its policyholders. Therefore, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under reinsurance agreements. VFL places reinsurance with other carriers only after

                      VALLEY FORGE LIFE INSURANCE COMPANY
careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit. Such collateral was approximately $79,082 and $99,590 for December 31, 2000 and 1999 respectively.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

----------------------------------------------------------------------------------------------
                                                       PREMIUMS                    ASSUMED/NET
                                       -------------------------------------------------------
YEAR ENDED DECEMBER 31                  DIRECT    ASSUMED     CEDED       NET           %
----------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000
     LIFE                              $745,983   $111,346   $778,556   $ 78,773       141%
     ACCIDENT & HEALTH                    9,947   171,930      10,131    171,746       100
                                       -------------------------------------------------------
          TOTAL PREMIUMS               $755,930   $283,276   $788,687   $250,519       113%
                                       -------------------------------------------------------

  1999
     Life                              $633,764   $109,964   $666,003   $ 77,725       141%
     Accident & Health                    6,539   232,994       6,539    232,994       100
                                       -------------------------------------------------------
          Total Premiums               $640,303   $342,958   $672,542   $310,719       110%
                                       -------------------------------------------------------

  1998
     Life                              $687,644   $78,156    $690,541   $ 75,259       104%
     Accident & Health                    4,158   240,340       4,158    240,340       100
                                       -------------------------------------------------------
          Total Premiums               $691,802   $318,496   $694,699   $315,599       101%
----------------------------------------------------------------------------------------------

     Transactions with Assurance, as part of the Reinsurance Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $503.5 million, $395.2 million, and $263.4 million for the years ended December 31, 2000, 1999, and 1998, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $397.4 million, $263.4 million, and $203.4 million for the years ended December 31, 2000, 1999, and 1998, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

---------------------------------------------------------------------------------------------
                                                     LIFE INSURANCE IN FORCE      ASSUMED/NET
                                         DIRECT    ASSUMED    CEDED       NET          %
                                        -----------------------------------------------------
(IN MILLIONS OF DOLLARS)
DECEMBER 31, 2000                       $298,676   $37,712   $319,593   $16,795      224.5%
December 31, 1999                       $267,102   $42,629   $281,883   $27,848      153.1
December 31, 1998                       $224,615   $32,253   $230,734   $26,134      123.4
---------------------------------------------------------------------------------------------

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF

                      VALLEY FORGE LIFE INSURANCE COMPANY
and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $35.4 million, $37.5 million, and $47.6 million for 2000, 1999, and 1998, respectively. Expenses of VFL exclude $12.2 million, $5.6 million, and $9.2 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 2000, 1999, and 1998 respectively. VFL had a payable of $84.0 million and $12.4 million at December 31, 2000 and 1999 respectively to its affiliates.

     There were no interest charges on intercompany receivables or payables for 2000, 1999 and 1998. In 2000 and 1999, Assurance made no capital contributions to VFL. Assurance contributed $30.0 million in the form of additional paid-in-capital in 1998 to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the financial position or results of operations of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and Separate Account business, and 10% of the combined pool is assumed by VFL.

     The following presents net earned premiums by product group for each of the years in the three years ended December 31, 2000:

-----------------------------------------------------------------------------------------------
                 (IN THOUSANDS OF DOLLARS)                        2000        1999       1998
-----------------------------------------------------------------------------------------------
Life                                                            $ 78,773    $ 77,725   $ 75,259
Accident and Health                                              171,746     232,994    240,340
-----------------------------------------------------------------------------------------------
Total                                                           $250,519    $310,719   $315,599
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

     During 1998, 1999 and through August 31, 2000, Assurance provided health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract between Assurance and FEHBP totaled $1.4 billion, $2.1 billion, and $2.0 billion for the years ended December 31, 2000, 1999, and 1998, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $138 million, $207 million, and $201 million for the years ended December 31, 2000, 1999 and 1998 respectively. Effective September 1, 2000, the FEHBP business was transferred to another insurance entity owned by CNA. All the assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. See Note 13 to the Financial Statements, included herein.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pre-tax) as a cumulative effect of a change in accounting principle for the year 1999. The pro forma effect of adoption on reported results for 1998 is not significant.

NOTE 13. OTHER EVENTS

FEDERAL HEALTH BENEFIT PLAN TRANSACTIONS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to another insurance entity owned by CNA effective September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business.

INDIVIDUAL LIFE REINSURANCE TRANSACTION

     Effective December 31, 2000, CNA completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired CNA's individual Life reinsurance business (Life Re) via a reinsurance agreement. CNA will continue to accept and retrocede business on existing Life Re contracts until such time that CNA and MARC are able to execute novations of each of Life Re's assumed and retro-ceded reinsurance contracts.

     MARC assumed approximately $294 million of liabilities (primarily future policy benefits and claim reserves) and approximately $209 million in assets (primarily uncollected premium and deferred policy acquisition costs from Assurance). A portion of the Life Re business is conducted through VFL as part of the Reinsurance Pooling Agreement. VFL's share of the net gain from the reinsurance transaction, which is subject to certain post-closing adjustments, has been recorded as deferred revenue and will be recognized in income over the next 12 to 18 months as Life Re's assumed contracts are novated to MARC.

     The following table summarizes VFL's share of the premiums, income (loss) before income tax and total assets for FEHBP and Life Re business.

--------------------------------------------------------------------------------------------
YEAR-ENDED DECEMBER 31                                          2000       1999       1998
--------------------------------------------------------------------------------------------
(In thousands of dollars)
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
     Premiums                                                 $137,681   $207,383   $200,420
     Net operating income (loss)                                 1,400      2,180        306
  LIFE RE:
     Premiums                                                 $ 22,883   $ 19,417   $ 13,106
     Net operating income                                        3,370      2,819      1,263
--------------------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
DECEMBER 31                                                    2000      1999
-------------------------------------------------------------------------------
(In thousands of dollars)
  TOTAL ASSETS:
  FEDERAL EMPLOYEE HEALTH BENEFIT PLAN (FEHBP)*               $    --   $35,283
  LIFE RE                                                      33,641    27,669
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*FEHBP business transferred September 1, 2000.

NOTE 14. SUBSEQUENT EVENT

     VFL and Assurance along with Casualty (collectively, the "Insurers") have entered into an indemnity reinsurance agreement (the "Agreement") with CNA Group Life Assurance Company ("CNAGLAC"), a newly formed and wholly-owned subsidiary of Casualty whereby most of the existing group life and health insurance business (excluding the FEHBP business which was transferred to another insurance subsidiary of CNA via a novation agreement as discussed in Note 13, and some runoff group and life insurance lines of business that will remain with the Insurers) of the Insurers will be transferred to CNAGLAC via a reinsurance agreement, effective January 1, 2001. The purpose of this transaction, along with the FEHBP transaction that was completed on September 1, 2000, is to move, over time, substantially all of the group life and health insurance business from VFL and Assurance to other insurance subsidiaries of CNAF.

     When CNAGLAC obtains the appropriate licenses to write group life and health insurance business, CNAGLAC intends to replace the group life and health insurance in force contracts of the Insurers, excluding the FEHBP business, with equivalent contracts issued directly by CNAGLAC.

     Excluding the FEHBP business, which was transferred out of VFL effective September 1, 2000, the remaining group life and health insurance business accounted for approximately $62.4 million and $43.0 million in assets as of December 31, 2000 and 1999 respectively, and $1.7 million, $2.2 million and $(2.0) million in net operating income (loss) for the three years ended December 31, 2000, 1999, and 1998, respectively.

     The impact of this reinsurance agreement will result in VFL transferring approximately $62.4 million in liabilities along with an equal amount of assets resulting in no impact on the equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

SCHEDULE III

                      VALLEY FORGE LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION

----------------------------------------------------------------------------------------------------------------------
                                             GROSS INSURANCE RESERVES
                                      ---------------------------------------                             INSURANCE
                         DEFERRED     CLAIM AND     FUTURE                        NET         NET         CLAIMS AND
YEAR ENDED              ACQUISITION     CLAIM       POLICY     POLICYHOLDERS'   PREMIUM    INVESTMENT   POLICYHOLDERS'
DECEMBER 31,               COSTS       EXPENSE     BENEFITS        FUNDS        REVENUE      INCOME        BENEFITS
----------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
  2000                   $126,352     $110,418    $3,038,477      $40,338       $250,519    $46,665        $235,149
                         ========     ========    ==========      =======       ========    =======        ========
  1999                   $127,297     $139,653    $2,751,396      $43,466       $310,719    $39,148        $291,547
                         ========     ========    ==========      =======       ========    =======        ========
  1998                   $111,963     $ 93,001    $2,438,305      $42,746       $315,599    $35,539        $301,900
                         ========     ========    ==========      =======       ========    =======        ========
----------------------------------------------------------------------------------------------------------------------

---------------------  ------------------------

                       AMORTIZATION
                       OF DEFERRED      OTHER
YEAR ENDED             ACQUISITION    OPERATING
DECEMBER 31,              COSTS       EXPENSES
---------------------  ------------------------
(In thousands of doll
  2000                   $14,428       $20,992
                         =======       =======
  1999                   $13,942       $23,740
                         =======       =======
  1998                   $11,807       $35,813
                         =======       =======
---------------------------------------------------------

SCHEDULE V

                      VALLEY FORGE LIFE INSURANCE COMPANY
                 VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

----------------------------------------------------------------------------------------------------
                                           BALANCE      CHARGED     CHARGED                  BALANCE
                                             AT           TO           TO                      AT
                                          BEGINNING    COSTS AND     OTHER                   END OF
                                          OF PERIOD    EXPENSES     ACCOUNTS    DEDUCTIONS   PERIOD
----------------------------------------------------------------------------------------------------
(In thousands of dollars)
YEAR ENDED DECEMBER 31, 2000
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 12          $16         $--          $ --        $28
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1999
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $ 26          $43         $--          $ 57        $12
                                            ====          ===         ===          ====        ===
YEAR ENDED DECEMBER 31, 1998
  Deducted from assets:
     Allowance for doubtful accounts:
       Receivables                          $285          $ 9         $--          $268        $26
                                            ====          ===         ===          ====        ===

                                   APPENDIX A

                         ILLUSTRATIONS OF POLICY VALUES

     The following tables have been prepared to illustrate hypothetically how certain values under a policy change with investment performance over an extended period of time. The tables illustrate how policy values, cash surrender values and death benefits under a policy covering an insured (or joint insureds in the case of last to die policy) of a given age on the policy date, would vary over time and the return on the assets in each portfolio were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12 % but fluctuated over and under those averages throughout the years shown. The tables assume that only a single premium has been paid. The tables also show the single premium accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the premium is allocated equally among the 31 investment options available under the policy, and that no amounts are allocated to the fixed account options.

     The illustrations also reflect the fact that the net investment returns on the assets held in the investment options is lower than the gross after tax return of the selected underlying portfolios. The tables assume a simple arithmetic average annual expense ratio of 0.95% of the average daily net assets of the portfolios available. The tables also assume that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

     In addition, the illustrations reflect a daily charge assessed against the investment options for assuming certain mortality and expense risks (expense charges), which are equivalent to an effective annual charge of 1.50% during policy years 1-10 and 0.90% during policy years 11 and later. After deduction of portfolio expenses and the mortality and expense charges, the illustrated gross annual investment rates of return 0%, 6% and 12% would correspond to approximate net annual rates of -2.45%, 3.55%, and 9.55%, respectively during policy years 1-10 and -1.85%, 4.15%, and 10.15% during policy years 11 and later.

     The illustrations also reflect the deduction of the monthly deduction for the hypothetical insured. The surrender charge is reflected in the cash surrender value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no loan amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

     The illustrations are based on our Nonsmoker risk class. Upon request, you will be furnished with a comparable illustration based on the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
78,996 SPECIFIED AMOUNT
USING GUARANTEED COST OF INSURANCE

-------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
-------------------------------------------------------------------------------------------------------------------
1           26,250     23,967    21,700     78,996    25,459    23,192      78,996    26,951     24,684     78,996
2           27,563     22,907    20,640     78,996    25,893    23,626      78,996    29,061     26,794     78,996
3           28,941     21,816    19,800     78,996    26,301    24,285      78,996    31,348     29,333     78,996
4           30,388     20,687    18,672     78,996    26,676    24,661      78,996    33,832     31,817     78,996
5           31,907     19,513    17,750     78,996    27,012    25,249      78,996    36,533     34,769     78,996
6           33,502     18,285    16,774     78,996    27,302    25,791      78,996    39,474     37,963     78,996
7           35,178     16,991    15,984     78,996    27,537    26,530      78,996    42,685     41,678     78,996
8           36,936     15,619    15,115     78,996    27,705    27,201      78,996    46,198     45,694     78,996
9           38,783     14,150    13,899     78,996    27,792    27,540      78,996    50,050     49,798     78,996
10          40,722     12,567    12,567     78,996    27,781    27,781      78,996    54,287     54,287     78,996
11          42,758     10,920    10,920     78,996    27,823    27,823      78,996    59,296     59,296     78,996
12          44,896      9,111     9,111     78,996    27,745    27,745      78,996    64,890     64,890     78,996





13          47,141      7,114     7,114     78,996    27,528    27,528      78,996    71,132     71,132     83,294
14          49,498      4,906     4,906     78,996    27,153    27,153      78,996    77,975     77,975     90,535
15          51,973      2,452     2,452     78,996    26,592    26,592      78,996    85,462     85,462     98,381
16          54,572          0         0     78,996    25,807    25,807      78,996    93,651     93,651    106,880
17          57,300          0         0     78,996    24,713    24,713      78,996   102,640    102,640    115,100
18          60,165          0         0     78,996    23,313    23,313      78,996   112,534    112,534    123,959
19          63,174          0         0     78,996    21,491    21,491      78,996   123,436    123,436    133,512
20          66,332          0         0     78,996    19,149    19,149      78,996   135,472    135,472    143,836
21          69,649          0         0     78,996    16,179    16,179      78,996   148,800    148,800    155,023
22          73,132          0         0     78,996    12,446    12,446      78,996   163,389    163,389    170,227
23          76,788          0         0     78,996     7,782     7,782      78,996   179,350    179,350    186,860
24          80,627          0         0     78,996     1,982     1,982      78,996   196,802    196,802    205,050
25          84,659          0         0     78,996         0         0      78,996   215,874    215,874    224,927
26          88,892          0         0     78,996         0         0      78,996   236,699    236,699    246,633
27          93,336          0         0     78,996         0         0      78,996   259,414    259,414    270,313
28          98,003          0         0     78,996         0         0      78,996   284,163    284,163    296,114
29         102,903          0         0     78,996         0         0      78,996   311,089    311,089    324,189
30         108,049          0         0     78,996         0         0      78,996   340,345    340,345    354,696
-------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
78,996 SPECIFIED AMOUNT
USING CURRENT COST OF INSURANCE

-------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
-------------------------------------------------------------------------------------------------------------------
1           26,250     24,154    21,887     78,996    25,649    23,382     78,996     27,145     24,878     78,996
2           27,563     23,301    21,034     78,996    26,301    24,034     78,996     29,482     27,214     78,996
3           28,941     22,445    20,430     78,996    26,959    24,944     78,996     32,035     30,020     78,996
4           30,388     21,565    19,550     78,996    27,607    25,592     78,996     34,812     32,797     78,996
5           31,907     20,655    18,892     78,996    28,239    26,475     78,996     37,836     36,072     78,996
6           33,502     19,719    18,208     78,996    28,860    27,348     78,996     41,140     39,628     78,996
7           35,178     18,758    17,751     78,996    29,472    28,465     78,996     44,760     43,752     78,996
8           36,936     17,749    17,245     78,996    30,058    29,554     78,996     48,721     48,218     78,996
9           38,783     16,693    16,441     78,996    30,619    30,367     78,996     53,071     52,819     78,996
10          40,722     15,592    15,592     78,996    31,159    31,159     78,996     57,861     57,861     78,996
11          42,758     14,522    14,522     78,996    31,853    31,853     78,996     63,493     63,493     78,996
12          44,896     13,418    13,418     78,996    32,553    32,553     78,996     69,753     69,753     82,356
13          47,141     12,292    12,292     78,996    33,272    33,272     78,996     76,649     76,649     89,738
14          49,498     11,104    11,104     78,996    33,984    33,984     78,996     84,225     84,225     97,772
15          51,973      9,847     9,847     78,996    34,686    34,686     78,996     92,546     92,546    106,514
16          54,572      8,571     8,571     78,996    35,414    35,414     78,996    101,701    101,701    116,040
17          57,300      7,187     7,187     78,996    36,114    36,114     78,996    111,775    111,775    125,315
18          60,165      5,683     5,683     78,996    36,783    36,783     78,996    122,867    122,867    135,311
19          63,174      4,043     4,043     78,996    37,414    37,414     78,996    135,090    135,090    146,089
20          66,332      2,248     2,248     78,996    38,000    38,000     78,996    148,571    148,571    157,716
21          69,649        272       272     78,996    38,531    38,531     78,996    163,456    163,456    170,268
22          73,132          0         0     78,996    38,997    38,997     78,996    179,811    179,811    187,307
23          76,788          0         0     78,996    39,383    39,383     78,996    197,778    197,778    206,025
24          80,627          0         0     78,996    39,676    39,676     78,996    217,509    217,509    226,582
25          84,659          0         0     78,996    39,859    39,859     78,996    239,173    239,173    249,152
26          88,892          0         0     78,996    39,914    39,914     78,996    262,951    262,951    273,926
27          93,336          0         0     78,996    39,819    39,819     78,996    289,041    289,041    301,110
28          98,003          0         0     78,996    39,551    39,551     78,996    317,660    317,660    330,929
29         102,903          0         0     78,996    39,080    39,080     78,996    349,043    349,043    363,629
30         108,049          0         0     78,996    38,364    38,364     78,996    383,442    383,442    399,473
-------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS

PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
315,984 SPECIFIED AMOUNT
USING GUARANTEED COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1          105,000     95,869    86,801     315,984   101,835     92,767    315,984     107,803      98,735     315,984
2          110,250     91,628    82,560     315,984   103,574     94,505    315,984     116,244     107,176     315,984
3          115,763     87,262    79,202     315,984   105,202     97,142    315,984     125,393     117,333     315,984
4          121,551     82,749    74,689     315,984   106,704     98,643    315,984     135,328     127,268     315,984
5          127,628     78,054    71,001     315,984   108,050    100,997    315,984     146,130     139,077     315,984
6          134,010     73,140    67,094     315,984   109,209    103,164    315,984     157,897     151,851     315,984
7          140,710     67,966    63,936     315,984   110,148    106,118    315,984     170,740     166,710     315,984
8          147,746     62,476    60,461     315,984   110,820    108,805    315,984     184,790     182,775     315,984
9          155,133     56,602    55,594     315,984   111,167    110,159    315,984     200,198     199,191     315,984
10         162,889     50,268    50,268     315,984   111,126    111,126    315,984     217,150     217,150     315,984
11         171,034     43,682    43,682     315,984   111,291    111,291    315,984     237,185     237,185     315,984
12         179,586     36,443    36,443     315,984   110,978    110,978    315,984     259,561     259,561     315,984
13         188,565     28,457    28,457     315,984   110,114    110,114    315,984     284,527     284,527     333,177
14         197,993     19,623    19,623     315,984   108,614    108,614    315,984     311,900     311,900     362,141
15         207,893      9,809     9,809     315,984   106,370    106,370    315,984     341,847     341,847     393,524
16         218,287          0         0     315,984   103,227    103,227    315,984     374,604     374,604     427,522
17         229,202          0         0     315,984    98,853     98,853    315,984     410,559     410,559     460,401
18         240,662          0         0     315,984    93,251     93,251    315,984     450,138     450,138     495,836
19         252,695          0         0     315,984    85,963     85,963    315,984     493,743     493,743     534,049





20         265,330          0         0     315,984    76,597     76,597    315,984     541,889     541,889     575,343
21         278,596          0         0     315,984    64,717     64,717    315,984     595,202     595,202     620,094
22         292,526          0         0     315,984    49,782     49,782    315,984     653,558     653,558     680,908
23         307,152          0         0     315,984    31,128     31,128    315,984     717,400     717,400     747,442
24         322,510          0         0     315,984     7,929      7,929    315,984     787,210     787,210     820,198
25         338,635          0         0     315,984         0          0    315,984     863,497     863,497     899,710
26         355,567          0         0     315,984         0          0    315,984     946,795     946,795     986,534
27         373,346          0         0     315,984         0          0    315,984   1,037,657   1,037,657   1,081,252
28         392,013          0         0     315,984         0          0    315,984   1,136,652   1,136,652   1,184,456
29         411,614          0         0     315,984         0          0    315,984   1,244,358   1,244,358   1,296,755
30         432,194          0         0     315,984         0          0    315,984   1,361,381   1,361,381   1,418,783
------------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
315,984 SPECIFIED AMOUNT
USING CURRENT COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT





------------------------------------------------------------------------------------------------------------------------
1          105,000     96,615    87,547     315,984   102,597     93,528    315,984     108,579      99,511     315,984
2          110,250     93,205    84,137     315,984   105,204     96,136    315,984     117,926     108,858     315,984
3          115,763     89,779    81,719     315,984   107,837     99,776    315,984     128,139     120,078     315,984
4          121,551     86,260    78,200     315,984   110,427    102,366    315,984     139,248     131,187     315,984
5          127,628     82,621    75,568     315,984   112,955    105,902    315,984     151,342     144,289     315,984
6          134,010     78,875    72,830     315,984   115,438    109,393    315,984     164,558     158,513     315,984
7          140,710     75,033    71,002     315,984   117,890    113,859    315,984     179,039     175,009     315,984
8          147,746     70,995    68,979     315,984   120,232    118,216    315,984     194,886     192,870     315,984
9          155,133     66,770    65,763     315,984   122,477    121,469    315,984     212,284     211,277     315,984
10         162,889     62,368    62,368     315,984   124,636    124,636    315,984     231,444     231,444     315,984
11         171,034     58,090    58,090     315,984   127,411    127,411    315,984     253,970     253,970     315,984
12         179,586     53,671    53,671     315,984   130,212    130,212    315,984     279,010     279,010     329,425
13         188,565     49,169    49,169     315,984   133,089    133,089    315,984     306,596     306,596     358,952
14         197,993     44,416    44,416     315,984   135,936    135,936    315,984     336,898     336,898     391,087
15         207,893     39,386    39,386     315,984   138,744    138,744    315,984     370,184     370,184     426,055
16         218,287     34,282    34,282     315,984   141,656    141,656    315,984     406,803     406,803     464,161
17         229,202     28,747    28,747     315,984   144,458    144,458    315,984     447,097     447,097     501,259
18         240,662     22,731    22,731     315,984   147,133    147,133    315,984     491,466     491,466     541,242
19         252,695     16,172    16,172     315,984   149,657    149,657    315,984     540,358     540,358     584,353
20         265,330      8,992     8,992     315,984   152,001    152,001    315,984     594,283     594,283     630,862
21         278,596      1,090     1,090     315,984   154,126    154,126    315,984     653,822     653,822     681,072
22         292,526          0         0     315,984   155,988    155,988    315,984     719,243     719,243     749,227
23         307,152          0         0     315,984   157,533    157,533    315,984     791,109     791,109     824,098
24         322,510          0         0     315,984   158,705    158,705    315,984     870,035     870,035     906,326
25         338,635          0         0     315,984   159,438    159,438    315,984     956,689     956,689     996,607
26         355,567          0         0     315,984   159,657    159,657    315,984   1,051,801   1,051,801   1,095,702
27         373,346          0         0     315,984   159,277    159,277    315,984   1,156,163   1,156,163   1,204,438
28         392,013          0         0     315,984   158,204    158,204    315,984   1,270,640   1,270,640   1,323,716
29         411,614          0         0     315,984   156,322    156,322    315,984   1,396,171   1,396,171   1,454,515
30         432,194          0         0     315,984   153,458    153,458    315,984   1,533,764   1,533,764   1,597,888
------------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO

REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
93,647 SPECIFIED AMOUNT
USING GUARANTEED COST OF INSURANCE

---------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS           HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN                INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -------------------------------
END OF   ACCUMULATED              CASH                           CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE     BENEFIT
---------------------------------------------------------------------------------------------------------------------
1           26,250     23,970    21,707     93,647    25,460    23,198     93,647       26,951     24,689     93,647
2           27,563     22,926    20,664     93,647    25,908    23,645     93,647       29,070     26,807     93,647
3           28,941     21,869    19,859     93,647    26,342    24,331     93,647       31,375     29,364     93,647
4           30,388     20,799    18,789     93,647    26,765    24,754     93,647       33,890     31,879     93,647
5           31,907     19,714    17,954     93,647    27,174    25,415     93,647       36,637     34,877     93,647
6           33,502     18,605    17,097     93,647    27,564    26,056     93,647       39,638     38,130     93,647
7           35,178     17,466    16,461     93,647    27,927    26,921     93,647       42,917     41,912     93,647
8           36,936     16,282    15,779     93,647    28,251    27,748     93,647       46,500     45,998     93,647
9           38,783     15,035    14,784     93,647    28,520    28,269     93,647       50,415     50,164     93,647
10          40,722     13,709    13,709     93,647    28,721    28,721     93,647       54,699     54,699     93,647
11          42,758     12,371    12,371     93,647    29,013    29,013     93,647       59,726     59,726     93,647
12          44,896     10,924    10,924     93,647    29,227    29,227     93,647       65,292     65,292     93,647
13          47,141      9,361     9,361     93,647    29,356    29,356     93,647       71,476     71,476     93,647
14          49,498      7,677     7,677     93,647    29,396    29,396     93,647       78,372     78,372     93,647
15          51,973      5,858     5,858     93,647    29,335    29,335     93,647       86,050     86,050     99,042
16          54,572      3,876     3,876     93,647    29,149    29,149     93,647       94,486     94,486    107,815
17          57,300      1,691     1,691     93,647    28,806    28,806     93,647      103,765    103,765    116,342
18          60,165          0         0     93,647    28,259    28,259     93,647      113,975    113,975    125,527
19          63,174          0         0     93,647    27,449    27,449     93,647      125,221    125,221    135,424
20          66,332          0         0     93,647    26,311    26,311     93,647      137,621    137,621    146,100
21          69,649          0         0     93,647    24,774    24,774     93,647      151,318    151,318    157,633
22          73,132          0         0     93,647    22,756    22,756     93,647      166,342    166,342    173,287
23          76,788          0         0     93,647    20,168    20,168     93,647      182,812    182,812    190,448
24          80,627          0         0     93,647    16,897    16,897     93,647      200,859    200,859    209,254
25          84,659          0         0     93,647    12,790    12,790     93,647      220,624    220,624    229,850
26          88,892          0         0     93,647     7,633     7,633     93,647      242,254    242,254    252,392





27          93,336          0         0     93,647     1,128     1,128     93,647      265,903    265,903    277,040
28          98,003          0         0     93,647         0         0     93,647      291,733    291,733    303,962
29         102,903          0         0     93,647         0         0     93,647      319,906    319,906    333,330
30         108,049          0         0     93,647         0         0     93,647      350,598    350,598    365,328
---------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
93,647 SPECIFIED AMOUNT
USING CURRENT COST OF INSURANCE

-------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
-------------------------------------------------------------------------------------------------------------------
1           26,250     24,210    21,948     93,647    25,706    23,444     93,647     27,202     24,940     93,647
2           27,563     23,398    21,136     93,647    26,399    24,137     93,647     29,581     27,319     93,647
3           28,941     22,595    20,584     93,647    27,112    25,101     93,647     32,188     30,178     93,647
4           30,388     21,787    19,776     93,647    27,831    25,820     93,647     35,034     33,023     93,647
5           31,907     20,960    19,201     93,647    28,544    26,785     93,647     38,133     36,373     93,647





6           33,502     20,124    18,616     93,647    29,262    27,754     93,647     41,520     40,012     93,647
7           35,178     19,270    18,264     93,647    29,978    28,972     93,647     45,222     44,217     93,647
8           36,936     18,383    17,880     93,647    30,679    30,176     93,647     49,266     48,763     93,647
9           38,783     17,484    17,233     93,647    31,385    31,134     93,647     53,703     53,452     93,647
10          40,722     16,580    16,580     93,647    32,102    32,102     93,647     58,582     58,582     93,647
11          42,758     15,796    15,796     93,647    33,045    33,045     93,647     64,315     64,315     93,647
12          44,896     15,007    15,007     93,647    34,021    34,021     93,647     70,663     70,663     93,647
13          47,141     14,209    14,209     93,647    35,031    35,031     93,647     77,696     77,696     93,647
14          49,498     13,355    13,355     93,647    36,040    36,040     93,647     85,470     85,470     99,208
15          51,973     12,458    12,458     93,647    37,061    37,061     93,647     94,023     94,023    108,204
16          54,572     11,556    11,556     93,647    38,122    38,122     93,647    103,439    103,439    118,012
17          57,300     10,598    10,598     93,647    39,192    39,192     93,647    113,804    113,804    127,579
18          60,165      9,572     9,572     93,647    40,265    40,265     93,647    125,219    125,219    137,890
19          63,174      8,465     8,465     93,647    41,336    41,336     93,647    137,793    137,793    149,002
20          66,332      7,260     7,260     93,647    42,398    42,398     93,647    151,651    151,651    160,976
21          69,649      5,937     5,937     93,647    43,442    43,442     93,647    166,933    166,933    173,883
22          73,132      4,472     4,472     93,647    44,458    44,458     93,647    183,740    183,740    191,391
23          76,788      2,838     2,838     93,647    45,436    45,436     93,647    202,222    202,222    210,644
24          80,627      1,003     1,003     93,647    46,364    46,364     93,647    222,539    222,539    231,809
25          84,659          0         0     93,647    47,229    47,229     93,647    244,868    244,868    255,071
26          88,892          0         0     93,647    48,017    48,017     93,647    269,403    269,403    280,632
27          93,336          0         0     93,647    48,715    48,715     93,647    296,354    296,354    308,709
28          98,003          0         0     93,647    49,307    49,307     93,647    325,950    325,950    339,543
29         102,903          0         0     93,647    49,777    49,777     93,647    358,439    358,439    373,393
30         108,049          0         0     93,647    50,104    50,104     93,647    394,095    394,095    410,542
-------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
374,589 SPECIFIED AMOUNT
USING GUARANTEED COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------
                             HYPOTHETICAL 0%                 HYPOTHETICAL 6%                  HYPOTHETICAL 12%
           SINGLE        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1          105,000     95,878    86,830     374,589   101,841     92,792    374,589     107,804      98,755     374,589
2          110,250     91,705    82,656     374,589   103,630     94,582    374,589     116,278     107,230     374,589
3          115,763     87,477    79,434     374,589   105,368     97,325    374,589     125,500     117,457     374,589
4          121,551     83,198    75,154     374,589   107,060     99,017    374,589     135,560     127,517     374,589
5          127,628     78,854    71,817     374,589   108,696    101,658    374,589     146,547     139,509     374,589
6          134,010     74,421    68,389     374,589   110,255    104,222    374,589     158,551     152,518     374,589
7          140,710     69,864    65,842     374,589   111,706    107,684    374,589     171,668     167,647     374,589
8          147,746     65,127    63,116     374,589   113,002    110,991    374,589     186,001     183,990     374,589
9          155,133     60,139    59,134     374,589   114,080    113,075    374,589     201,662     200,656     374,589
10         162,889     54,834    54,834     374,589   114,882    114,882    374,589     218,795     218,795     374,589
11         171,034     49,486    49,486     374,589   116,052    116,052    374,589     238,904     238,904     374,589
12         179,586     43,697    43,697     374,589   116,907    116,907    374,589     261,167     261,167     374,589
13         188,565     37,444    37,444     374,589   117,425    117,425    374,589     285,905     285,905     374,589
14         197,993     30,707    30,707     374,589   117,585    117,585    374,589     313,489     313,489     374,589
15         207,893     23,430    23,430     374,589   117,339    117,339    374,589     344,200     344,200     396,170
16         218,287     15,503    15,503     374,589   116,595    116,595    374,589     377,944     377,944     431,261
17         229,202      6,763     6,763     374,589   115,223    115,223    374,589     415,059     415,059     465,369
18         240,662          0         0     374,589   113,034    113,034    374,589     455,901     455,901     502,108
19         252,695          0         0     374,589   109,796    109,796    374,589     500,882     500,882     541,697
20         265,330          0         0     374,589   105,245    105,245    374,589     550,482     550,482     584,399
21         278,596          0         0     374,589    99,095     99,095    374,589     605,274     605,274     630,532
22         292,526          0         0     374,589    91,025     91,025    374,589     665,367     665,367     693,146
23         307,152          0         0     374,589    80,672     80,672    374,589     731,246     731,246     761,791
24         322,510          0         0     374,589    67,586     67,586    374,589     803,436     803,436     837,015
25         338,635          0         0     374,589    51,158     51,158    374,589     882,495     882,495     919,401
26         355,567          0         0     374,589    30,529     30,529    374,589     969,015     969,015   1,009,567
27         373,346          0         0     374,589     4,510      4,510    374,589   1,063,613   1,063,613   1,108,159
28         392,013          0         0     374,589         0          0    374,589   1,166,930   1,166,930   1,215,847
29         411,614          0         0     374,589         0          0    374,589   1,279,623   1,279,623   1,333,321
30         432,194          0         0     374,589         0          0    374,589   1,402,390   1,402,390   1,461,311
------------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2)  Assumes that no additional premiums are paid after the initial Single
     Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
374,589 SPECIFIED AMOUNT
USING CURRENT COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1          105,000     96,841    87,792     374,589   102,825     93,776    374,589     108,809      99,760     374,589
2          110,250     93,591    84,542     374,589   105,597     96,549    374,589     118,326     109,277     374,589
3          115,763     90,379    82,336     374,589   108,447    100,403    374,589     128,753     120,710     374,589
4          121,551     87,149    79,105     374,589   111,324    103,280    374,589     140,137     132,094     374,589
5          127,628     83,842    76,804     374,589   114,178    107,140    374,589     152,531     145,493     374,589
6          134,010     80,497    74,464     374,589   117,049    111,017    374,589     166,081     160,048     374,589
7          140,710     77,079    73,057     374,589   119,910    115,889    374,589     180,890     176,868     374,589
8          147,746     73,531    71,520     374,589   122,715    120,705    374,589     197,063     195,052     374,589
9          155,133     69,938    68,932     374,589   125,540    124,534    374,589     214,813     213,807     374,589
10         162,889     66,321    66,321     374,589   128,407    128,407    374,589     234,328     234,328     374,589
11         171,034     63,185    63,185     374,589   132,179    132,179    374,589     257,258     257,258     374,589
12         179,586     60,026    60,026     374,589   136,084    136,084    374,589     282,652     282,652     374,589





13         188,565     56,836    56,836     374,589   140,124    140,124    374,589     310,785     310,785     374,589
14         197,993     53,420    53,420     374,589   144,160    144,160    374,589     341,879     341,879     396,831
15         207,893     49,833    49,833     374,589   148,243    148,243    374,589     376,093     376,093     432,814
16         218,287     46,223    46,223     374,589   152,488    152,488    374,589     413,754     413,754     472,048
17         229,202     42,390    42,390     374,589   156,766    156,766    374,589     455,216     455,216     510,316
18         240,662     38,288    38,288     374,589   161,060    161,060    374,589     500,874     500,874     551,559
19         252,695     33,860    33,860     374,589   165,344    165,344    374,589     551,172     551,172     596,005
20         265,330     29,040    29,040     374,589   169,591    169,591    374,589     606,604     606,604     643,904
21         278,596     23,747    23,747     374,589   173,766    173,766    374,589     667,732     667,732     695,531
22         292,526     17,887    17,887     374,589   177,832    177,832    374,589     734,961     734,961     765,564
23         307,152     11,351    11,351     374,589   181,745    181,745    374,589     808,886     808,886     842,574
24         322,510      4,011     4,011     374,589   185,456    185,456    374,589     890,154     890,154     927,235
25         338,635          0         0     374,589   188,914    188,914    374,589     979,472     979,472   1,020,284
26         355,567          0         0     374,589   192,068    192,068    374,589   1,077,612   1,077,612   1,122,525
27         373,346          0         0     374,589   194,860    194,860    374,589   1,185,415   1,185,415   1,234,836
28         392,013          0         0     374,589   197,229    197,229    374,589   1,303,797   1,303,797   1,358,171
29         411,614          0         0     374,589   199,107    199,107    374,589   1,433,756   1,433,756   1,493,571
30         432,194          0         0     374,589   200,416    200,416    374,589   1,576,377   1,576,377   1,642,167
------------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2)  Assumes that no additional premiums are paid after the initial Single
     Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
25,000 SINGLE PREMIUM
128,029 SPECIFIED AMOUNT
USING GUARANTEED COST OF INSURANCE

-------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
- ------------------------------------------------------------------------------------------------------------------
1           26,250     24,386    22,210     128,029   25,863    23,687     128,029    27,341     25,165    128,029
2           27,563     23,775    21,599     128,029   26,745    24,569     128,029    29,889     27,713    128,029
3           28,941     23,165    21,230     128,029   27,643    25,709     128,029    32,663     30,729    128,029
4           30,388     22,552    20,618     128,029   28,556    26,622     128,029    35,683     33,748    128,029
5           31,907     21,933    20,241     128,029   29,481    27,788     128,029    38,968     37,275    128,029
6           33,502     21,304    19,853     128,029   30,414    28,964     128,029    42,541     41,090    128,029
7           35,178     20,659    19,692     128,029   31,352    30,385     128,029    46,427     45,460    128,029
8           36,936     19,989    19,506     128,029   32,288    31,805     128,029    50,653     50,170    128,029
9           38,783     19,287    19,045     128,029   33,214    32,972     128,029    55,247     55,005    128,029
10          40,722     18,538    18,538     128,029   34,118    34,118     128,029    60,239     60,239    128,029
11          42,758     17,840    17,840     128,029   35,205    35,205     128,029    66,068     66,068    128,029
12          44,896     17,061    17,061     128,029   36,262    36,262     128,029    72,452     72,452    128,029
13          47,141     16,187    16,187     128,029   37,276    37,276     128,029    79,452     79,452    128,029
14          49,498     15,200    15,200     128,029   38,234    38,234     128,029    87,143     87,143    128,029
15          51,973     14,078    14,078     128,029   39,118    39,118     128,029    95,609     95,609    128,029
16          54,572     12,792    12,792     128,029   39,905    39,905     128,029   104,949    104,949    128,029
17          57,300     11,292    11,292     128,029   40,554    40,554     128,029   115,283    115,283    129,250
18          60,165      9,544     9,544     128,029   41,040    41,040     128,029   126,689    126,689    139,523
19          63,174      7,469     7,469     128,029   41,299    41,299     128,029   139,225    139,225    150,567
20          66,332      4,982     4,982     128,029   41,267    41,267     128,029   153,017    153,017    162,444
21          69,649      1,989     1,989     128,029   40,870    40,870     128,029   168,208    168,208    175,231
22          73,132          0         0     128,029   40,024    40,024     128,029   184,867    184,867    192,588
23          76,788          0         0     128,029   38,632    38,632     128,029   203,125    203,125    211,614
24          80,627          0         0     128,029   36,576    36,576     128,029   223,124    223,124    232,454
25          84,659          0         0     128,029   33,705    33,705     128,029   245,016    245,016    255,268
26          88,892          0         0     128,029   29,806    29,806     128,029   268,960    268,960    280,222
27          93,336          0         0     128,029   24,591    24,591     128,029   295,121    295,121    307,489
28          98,003          0         0     128,029   17,653    17,653     128,029   323,671    323,671    337,249
29         102,903          0         0     128,029    8,430     8,430     128,029   354,783    354,783    369,684
30         108,049          0         0     128,029        0         0     128,029   388,638    388,638    404,982
-------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS

PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
25,000 SINGLE PREMIUM
128,029 SPECIFIED AMOUNT
USING CURRENT COST OF INSURANCE

---------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS           HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN                INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -------------------------------
END OF   ACCUMULATED              CASH                           CASH                              CASH
POLICY    AT 5% PER     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER    DEATH
YEAR        YEAR       VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE     BENEFIT
---------------------------------------------------------------------------------------------------------------------
1           26,250     24,389    22,213     128,029   25,867    23,691     128,029      27,344      25,168   128,029
2           27,563     23,790    21,615     128,029   26,761    24,585     128,029      29,906      27,730   128,029
3           28,941     23,203    21,269     128,029   27,682    25,748     128,029      32,704      30,770   128,029
4           30,388     22,624    20,690     128,029   28,631    26,697     128,029      35,760      33,826   128,029
5           31,907     22,053    20,360     128,029   29,606    27,913     128,029      39,097      37,405   128,029
6           33,502     21,487    20,036     128,029   30,607    29,156     128,029      42,741      41,290   128,029
7           35,178     20,925    19,958     128,029   31,634    30,667     128,029      46,719      45,752   128,029
8           36,936     20,361    19,878     128,029   32,683    32,199     128,029      51,061      50,577   128,029
9           38,783     19,795    19,554     128,029   33,755    33,513     128,029      55,800      55,559   128,029
10          40,722     19,225    19,225     128,029   34,849    34,849     128,029      60,976      60,976   128,029
11          42,758     18,765    18,765     128,029   36,186    36,186     128,029      67,037      67,037   128,029
12          44,896     18,293    18,293     128,029   37,562    37,562     128,029      73,702      73,702   128,029
13          47,141     17,810    17,810     128,029   38,980    38,980     128,029      81,037      81,037   128,029
14          49,498     17,303    17,303     128,029   40,432    40,432     128,029      89,106      89,106   128,029
15          51,973     16,770    16,770     128,029   41,917    41,917     128,029      97,989      97,989   128,029
16          54,572     16,219    16,219     128,029   43,447    43,447     128,029     107,777     107,777   128,029
17          57,300     15,631    15,631     128,029   45,006    45,006     128,029     118,562     118,562   132,914
18          60,165     14,994    14,994     128,029   46,590    46,590     128,029     130,433     130,433   143,634
19          63,174     14,300    14,300     128,029   48,194    48,194     128,029     143,494     143,494   155,169





20          66,332     13,532    13,532     128,029   49,812    49,812     128,029     157,866     157,866   167,578
21          69,649     12,676    12,676     128,029   51,433    51,433     128,029     173,686     173,686   180,925
22          73,132     11,708    11,708     128,029   53,048    53,048     128,029     191,083     191,083   199,047
23          76,788     10,605    10,605     128,029   54,643    54,643     128,029     210,209     210,209   218,972
24          80,627      9,336     9,336     128,029   56,204    56,204     128,029     231,233     231,233   240,874
25          84,659      7,865     7,865     128,029   57,712    57,712     128,029     254,338     254,338   264,944
26          88,892      6,151     6,151     128,029   59,149    59,149     128,029     279,725     279,725   291,392
27          93,336      4,146     4,146     128,029   60,493    60,493     128,029     307,610     307,610   320,443
28          98,003      1,797     1,797     128,029   61,721    61,721     128,029     338,231     338,231   352,345
29         102,903          0         0     128,029   62,806    62,806     128,029     371,844     371,844   387,366
30         108,049          0         0     128,029   63,716    63,716     128,029     408,727     408,727   425,795
---------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
100,000 SINGLE PREMIUM
512,114 SPECIFIED AMOUNT
USING GUARANTEED COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1          105,000     97,543    88,839     512,114   103,452     94,749    512,114     109,362     100,658     512,114
2          110,250     95,099    86,396     512,114   106,979     98,275    512,114     119,557     110,853     512,114
3          115,763     92,659    84,922     512,114   110,572    102,835    512,114     130,654     122,917     512,114
4          121,551     90,208    82,472     512,114   114,223    106,486    512,114     142,730     134,994     512,114
5          127,628     87,734    80,964     512,114   117,923    111,153    512,114     155,870     149,101     512,114
6          134,010     85,216    79,414     512,114   121,658    115,855    512,114     170,164     164,362     512,114
7          140,710     82,634    78,766     512,114   125,409    121,541    512,114     185,710     181,842     512,114
8          147,746     79,958    78,023     512,114   129,153    127,219    512,114     202,613     200,679     512,114
9          155,133     77,146    76,179     512,114   132,855    131,888    512,114     220,987     220,020     512,114
10         162,889     74,152    74,152     512,114   136,474    136,474    512,114     240,956     240,956     512,114
11         171,034     71,359    71,359     512,114   140,822    140,822    512,114     264,271     264,271     512,114
12         179,586     68,246    68,246     512,114   145,049    145,049    512,114     289,807     289,807     512,114
13         188,565     64,748    64,748     512,114   149,106    149,106    512,114     317,810     317,810     512,114
14         197,993     60,798    60,798     512,114   152,937    152,937    512,114     348,573     348,573     512,114
15         207,893     56,311    56,311     512,114   156,473    156,473    512,114     382,435     382,435     512,114
16         218,287     51,168    51,168     512,114   159,619    159,619    512,114     419,798     419,798     512,114
17         229,202     45,169    45,169     512,114   162,218    162,218    512,114     461,135     461,135     517,001
18         240,662     38,178    38,178     512,114   164,159    164,159    512,114     506,756     506,756     558,095
19         252,695     29,876    29,876     512,114   165,196    165,196    512,114     556,903     556,903     602,269
20         265,330     19,927    19,927     512,114   165,067    165,067    512,114     612,068     612,068     649,778
21         278,596      7,956     7,956     512,114   163,480    163,480    512,114     672,832     672,832     700,923
22         292,526          0         0     512,114   160,098    160,098    512,114     739,468     739,468     770,355
23         307,152          0         0     512,114   154,528    154,528    512,114     812,501     812,501     846,456
24         322,510          0         0     512,114   146,306    146,306    512,114     892,499     892,499     929,819
25         338,635          0         0     512,114   134,820    134,820    512,114     980,067     980,067   1,021,075
26         355,567          0         0     512,114   119,227    119,227    512,114   1,075,841   1,075,841   1,120,891
27         373,346          0         0     512,114    98,365     98,365    512,114   1,180,487   1,180,487   1,229,960
28         392,013          0         0     512,114    70,615     70,615    512,114   1,294,685   1,294,685   1,348,999
29         411,614          0         0     512,114    33,722     33,722    512,114   1,419,134   1,419,134   1,478,737
30         432,194          0         0     512,114         0          0    512,114   1,554,556   1,554,556   1,619,933
------------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                          ILLUSTRATION OF POLICY VALUES
                       VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
100,000 SINGLE PREMIUM
512,114 SPECIFIED AMOUNT
USING CURRENT COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------------------
1          105,000     97,557    88,854     512,114   103,468    94,764     512,114     109,378     100,674     512,114
2          110,250     95,162    86,458     512,114   107,043    98,339     512,114     119,623     110,919     512,114
3          115,763     92,811    85,074     512,114   110,729   102,992     512,114     130,816     123,079     512,114
4          121,551     90,497    82,760     512,114   114,524   106,787     512,114     143,041     135,304     512,114
5          127,628     88,212    81,442     512,114   118,424   111,654     512,114     156,390     149,620     512,114
6          134,010     85,948    80,146     512,114   122,428   116,626     512,114     170,965     165,162     512,114
7          140,710     83,699    79,830     512,114   126,535   122,667     512,114     186,877     183,009     512,114
8          147,746     81,445    79,511     512,114   130,732   128,798     512,114     204,244     202,309     512,114
9          155,133     79,182    78,215     512,114   135,020   134,052     512,114     223,202     222,235     512,114
10         162,889     76,901    76,901     512,114   139,396   139,396     512,114     243,905     243,905     512,114
11         171,034     75,059    75,059     512,114   144,742   144,742     512,114     268,148     268,148     512,114
12         179,586     73,171    73,171     512,114   150,248   150,248     512,114     294,811     294,811     512,114
13         188,565     71,239    71,239     512,114   155,920   155,920     512,114     324,148     324,148     512,114
14         197,993     69,211    69,211     512,114   161,728   161,728     512,114     356,424     356,424     512,114
15         207,893     67,079    67,079     512,114   167,670   167,670     512,114     391,955     391,955     512,114
16         218,287     64,878    64,878     512,114   173,788   173,788     512,114     431,109     431,109     512,114
17         229,202     62,523    62,523     512,114   180,023   180,023     512,114     474,251     474,251     531,659
18         240,662     59,978    59,978     512,114   186,361   186,361     512,114     521,734     521,734     574,538
19         252,695     57,199    57,199     512,114   192,778   192,778     512,114     573,976     573,976     620,678
20         265,330     54,130    54,130     512,114   199,247   199,247     512,114     631,466     631,466     670,315
21         278,596     50,703    50,703     512,114   205,733   205,733     512,114     694,747     694,747     723,702
22         292,526     46,834    46,834     512,114   212,193   212,193     512,114     764,332     764,332     796,190
23         307,152     42,422    42,422     512,114   218,574   218,574     512,114     840,837     840,837     875,888
24         322,510     37,344    37,344     512,114   224,816   224,816     512,114     924,934     924,934     963,496
25         338,635     31,460    31,460     512,114   230,850   230,850     512,114   1,017,356   1,017,356   1,059,779
26         355,567     24,603    24,603     512,114   236,598   236,598     512,114   1,118,902   1,118,902   1,165,570





27         373,346     16,584    16,584     512,114   241,974   241,974     512,114   1,230,444   1,230,444   1,281,776
28         392,013      7,187     7,187     512,114   246,885   246,885     512,114   1,352,927   1,352,927   1,409,384
29         411,614          0         0     512,114   251,224   251,224     512,114   1,487,379   1,487,379   1,549,466
30         432,194          0         0     512,114   254,865   254,865     512,114   1,634,914   1,634,914   1,703,183
------------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                                   APPENDIX B

                                 RATES OF RETURN

     From time to time, we may report different types of historical performance for the investment options available under the policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Variable Account or policy level for the expense charge and other policy expenses, which if included, would reduce performance.

     At the request of a purchaser, Valley Forge Life Insurance Company will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Variable Account for the expense charge in addition to the deductions of fund expenses, but does not include other charges under the policy; or (ii) an illustration of cash values and cash surrender values as of the performance reporting date for a hypothetical insured of given age, gender, risk classification, premium level and initial specified amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The cash surrender value figures will assume all fund charges, the expense charge, and all other policy charges are deducted. The cash value figures will assume all charges except the surrender charge are deducted.

     We may also distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the investment options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We may also make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the investment options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after the deduction of investment arrangement fees and direct operating expenses of the funds). These rates do not reflect the expense charge assessed. The rates do not reflect deductions from premiums or Monthly Deductions assessed against the cash value of the policy, nor do they reflect the policy's surrender charges. Therefore, these rates are illustrative of how actual investment performance will affect the benefits under the policy. These rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

RETURNS FOR THE PERIODS ENDED 12/31/00:


            INVESTMENT OPTION                                 PORTFOLIO        1 YEAR         5 YEAR            10 YEARS/
                                                           INCEPTION DATE                                   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                              3/1/94           -9.02%        4.46%          5.51%
Federated Prime Money Fund II                                 11/21/94            4.06%        4.30%          4.15%
Federated Utility Fund II                                      2/10/94           -8.95%        8.31%          8.81%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio                                 1/9/89          -14.78%       19.19%         20.45%
Alger American MidCap Growth Portfolio                          5/3/93            9.18%       19.27%         22.58%
Alger American Small Capitalization Portfolio                  9/21/88          -27.20%        6.96%         13.57%
Alger American Leveraged AllCap Portfolio                      1/25/95          -24.83%       23.15%         30.88%
VARIABLE INSURANCE PRODUCTS FUND (VIP),
  INITIAL CLASS & VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II), INITIAL CLASS
Fidelity VIP II Asset Manager Portfolio                         9/6/89           -3.93%       11.17%         11.96%
Fidelity VIP II Contrafund Portfolio                            1/3/95           -6.62%       17.81%         21.23%
Fidelity VIP Equity-Income Portfolio                           10/9/86            8.42%       13.51%         17.35%
Fidelity VIP II Index 500 Portfolio                            8/27/92           -9.30%       17.98%         16.96%
MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series                                     7/24/95          -19.61%       22.15%         23.78%
MFS Investors Trust Series                                     10/9/95           -0.15%       16.05%         16.72%
MFS Research Series                                            7/26/95           -4.85%       16.46%         17.21%





MFS Total Return Series                                         1/3/95           16.02%       13.26%         15.51%
JANUS ASPEN SERIES, SERVICE SHARES
Janus Aspen Series Capital Appreciation Portfolio               5/1/97          -18.43%           NA         31.30%
Janus Aspen Series Balanced Portfolio                          9/13/93           -2.52%       18.48%         16.94%
Janus Aspen Series Growth Portfolio                            9/13/93          -14.80%       19.15%         17.81%
Janus Aspen Series Flexible Income Portfolio                   9/13/93            6.00%        7.28%          7.94%
Janus Aspen Series International Growth Portfolio               5/2/94          -16.19%       23.20%         20.07%
Janus Aspen Series Worldwide Growth Portfolio                  9/13/93          -15.92%       22.77%         22.03%
ALLIANCE VARIABLE PRODUCTS SERIES FUND,
  CLASS B SHARES
Alliance Premier Growth Portfolio                              6/26/92          -16.78%       21.73%         20.27%
Alliance Growth and Income Portfolio                           1/14/91           13.59%       19.54%         15.27%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Income and Growth Fund                    10/30/97          -10.62%           NA         12.26%
American Century VP Value Fund                                  5/1/96           18.14%           NA         12.57%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST, CLASS 2 SHARES
Templeton Developing Markets Securities Fund                    3/4/96          -32.40%           NA        -11.81%
Templeton Asset Strategy Fund                                   5/1/97          -15.05%        8.66%         12.10%
LAZARD RETIREMENT SERIES
Lazard Retirement Equity Portfolio                             3/18/98           -0.09%           NA          6.70%
Lazard Retirement Small Cap Portfolio                          11/4/97           21.04%           NA          6.33%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley International Magnum Portfolio                   1/2/97          -12.45%           NA          6.41%
Morgan Stanley Emerging Markets Equity Portfolio               10/1/96          -39.21%           NA         -2.80%

                                     PART II

                           UNDERTAKING TO FILE REPORTS

a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

b. Pursuant to Investment Company Act Section 26(e), Valley Forge Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors or employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter, therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

                          CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:

     The facing sheet

     The Prospectus consisting of __ pages.

     Undertakings to file reports.

     The signatures.

     The following exhibits.

1.A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1. Resolution of the Board of Directors of Valley Forge Life Insurance Company (the "Company") establishing Valley Forge Life Insurance Company Variable Life Separate Account (the "Variable Account")**
     2.   Copy of Agreement for Lockbox Services*

     3.  (a) Not Applicable
         (b) Form of underwriting agreement between the Company and CNA Investor Services, Inc.##
         (c) Broker-Dealer Sales Agreement##
         (d) Wholesale Sales Agreement##
         (e) Wholesale Broker-Dealer Schedule of Compensation Standard and Plus Options##
         (f) Wholesale Broker-Dealer Schedule of Compensation##
         (g) Retail Broker-Dealer Schedule of Compensation##

     4.   Not applicable
     5.   (a)  Modified Single Premium Variable and Fixed Life Insurance Policy#
          (b) Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy#
          (c)  Form of Accelerated Benefit Rider#
          (d)  Form of Automatic Transfer Rider#
          (e)  Form of Dollar Cost Averaging Rider I#
          (f)  Form of Dollar Cost Averaging Rider II#
     6.   (a)  Amended and restated Articles of Incorporation of the Company**
          (b)  By-laws of the Company**
     7.   Not applicable
     8.   (a)     Form of participation agreement between The Alger American
                  Fund and the Company*
          (b)     Form of participation agreement between Variable Insurance
                  Products Fund and the Company*
          (c)     Form of participation agreement between Variable Insurance
                  Products Fund II and the Company*
          (d)     Form of participation agreement between MFS Variable
                  Insurance Trust and the Company*
          (e)     Form of participation agreement between Insurance
                  Management Series and the Company*
          (f)     Form of participation agreement between Janus Aspen Series and the Company.****
          (g)     Form of participation agreement among the Company, CNA
                  Investor Services, Inc., Lazard Asset Management and Lazard
                  Retirement Series, Inc.****
          (h)     Form of participation agreement among Templeton Variable
                  Products Series Fund, Franklin Templeton Distributors, Inc.
                  and the Company.****
          (i)     Form of participation agreement among the Company, CNA
                  Investor Services, Inc., Alliance Capital Management L.P.
                  and Alliance Fund Distributors, Inc.****
          (j)     Form of participation agreement between the Company and
                  American Century Investment Management, Inc.****
          (k)     Form of participation agreement between the Company and
                  Morgan Stanley Dean Witter Universal Funds, Inc.****
     9.   Not applicable
     10.  Form of Policy Application##
     11.  Description of issuance, transfer and redemption procedures***

B.   Not applicable

C.   Not applicable

2.   Opinion and Consent of Counsel

3.   Not applicable

4.   Not applicable

5.   Not Applicable

6.   Consent of Actuary

7.   Independent Auditors' Consent

* Incorporated by reference to the Form N-4 Registration Statement filed electronically with the Securities and Exchange Commission on September 4, 1996 (File No.333-1087).

** Incorporated by reference to the N-4 Registration Statement filed electronically with the Securities and Exchange Commission on February 20, 1996 (File No. 333-1087)

*** Incorporated by reference to the registrant's Pre-effective Amendment No.1 filed electronically on Form S-6 on September 4, 1996 (File No. 333-01949).

**** Incorporated by reference to the registrant's Post-effective Amendment No.7 filed electronically on Form S-6 on April 25, 2000 (File No. 333-01949).

# Incorporated by reference to the registrant's initial filing on Form S-6, filed electronically on October 2, 2000 (File No. 333-47106).

## Incorporated by reference to the registrant's Pre-effective Amendment No.1 filed electronically on Form S-6 on January 18, 2001 (File No. 333-47106).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Chicago, State of Illinois on this 20th day of April, 2001.


                                        VALLEY FORGE LIFE INSURANCE COMPANY
                                        VARIABLE LIFE SEPARATE ACCOUNT


                                        By:  VALLEY FORGE LIFE INSURANCE COMPANY
                                        on behalf of its separate account

                                        By:    /s/ Donald P. Lofe, Jr.
                                             -----------------------------

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                        Title                                   Date

---------                        -----                                   ----

/s/ Bernard L. Hengesbaugh         President,                           4/20/01
--------------------------         Chairman of the Board,               --------
Bernard L. Hengesbaugh             Chief Executive Officer                 Date
                                  and Director

/s/ Robert V. Deutsch              Executive Vice President,           4/20/01
----------------------             Chief Financial Officer             ---------
Robert V. Deutsch                  and Director                           Date


/s/ Jonathan D. Kantor                                                  4/20/01
----------------------             Director, Executive Vice            ---------
Jonathan D. Kantor                 President, Secretary and               Date
                                         General Counsel

/s/ Donald P. Lofe, Jr                                                  4/20/01
----------------------             Director and Group                  ---------
Donald P. Lofe, Jr.                Vice President                         Date


/s/ Gary J. Owcar                                                       4/16/01
----------------------             Director and Executive              ---------
Gary J. Owcar                      Vice President                          Date


/s/Thomas Pontarelli                                                    4/20/01
----------------------             Director and Executive              ---------
Thomas Pontarelli                  Vice President                          Date

                                                                        4/20/01
/s/ Lawrence J. Boyson             Group Vice President,              ----------
------------------------           Controller and Director                Date
  Lawrence J. Boyson


                            INDEX TO EXHIBITS

EX-99.C.2.   Opinion and Consent of Counsel
EX-99.C.6.   Actuarial Opinion and Consent
EX-99.C.7.   Independent Auditors' Consent